Diversified Income Plus Fund
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 70.0% Value
Asset-Backed Securities  6.1%
720 East CLO, Ltd.
$ 1,700,000
9.532%,  (TSFR3M +
4.250%), 1/20/2036, Ser.
2022-1A, Class C
a,b
$ 1,708,218
Affirm Asset Securitization Trust
1,250,000
6.820%,  9/15/2028, Ser.
2023-B, Class A
a
1,275,558
152,620
7.110%,  11/15/2028, Ser.
2023-X1, Class A
a
153,234
1,500,000
5.610%,  2/15/2029, Ser.
2024-A, Class A
a
1,519,571
Anchorage Capital CLO 21, Ltd.
1,225,000
7.944%,  (TSFR3M +
2.662%), 10/20/2034, Ser.
2021-21A, Class C
a,b
1,227,361
Barings CLO, Ltd.
600,000
8.694%,  (TSFR3M +
3.412%), 1/20/2032, Ser.
2016-2A, Class DR2
a,b
601,846
Business Jet Securities, LLC
835,763
4.455%,  6/15/2037, Ser.
2022-1A, Class A
a
823,618
1,671,820
6.197%,  5/15/2039, Ser.
2024-1A, Class A
a
1,723,213
CarVal CLO, Ltd.
1,700,000
8.982%,  (TSFR3M +
3.700%), 4/21/2034, Ser.
2022-1A, Class D
a,b
1,706,729
Cascade Funding Mortgage Trust,
LLC
811,794
4.250%,  4/25/2033, Ser.
2023-HB12, Class A
a,b
800,283
Dryden 36 Senior Loan Fund
1,025,000
7.613%,  (TSFR3M +
2.312%), 4/15/2029, Ser.
2014-36A, Class CR3
a,b
1,025,912
FirstKey Homes Trust
1,400,000
1.968%,  10/19/2037, Ser.
2020-SFR2, Class D
a
1,349,771
Hotwire Funding, LLC
1,500,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
a
1,538,889
HTAP
973,229
7.000%,  4/25/2037, Ser.
2024-1, Class A
a
973,314
HTAP Issuer Trust
725,000
6.500%,  4/25/2042, Ser.
2024-2, Class A
a
717,580
Madison Park Funding XVIII, Ltd.
1,725,000
7.444%,  (TSFR3M +
2.162%), 10/21/2030, Ser.
2015-18A, Class CRR
a,b
1,726,715
MetroNet Infrastructure Issuer, LLC
1,500,000
6.230%,  4/20/2054, Ser.
2024-1A, Class A2
a
1,546,257
Neuberger Berman CLO, Ltd.
1,650,000
8.563%,  (TSFR3M +
3.262%), 10/15/2029, Ser.
2013-15A, Class DR2
a,b
1,651,637
OZLM VIII, Ltd.
1,400,000
7.197%,  (TSFR3M +
1.912%), 10/17/2029, Ser.
2014-8A, Class A2R3
a,b
1,401,022
Principal
Amount Long-Term Fixed Income  70.0% Value
Asset-Backed Securities  6.1% - continued
Pagaya AI Debt Grantor Trust and
Pagaya AI Debt Trust
$ 1,056,151
6.093%,  11/15/2031, Ser.
2024-6, Class A
a
$ 1,066,076
Pagaya AI Technology in Housing
Trust
1,700,000
4.250%,  8/25/2025, Ser.
2022-1, Class B
a
1,671,749
Preston Ridge Partners Mortgage
Trust, LLC
430,842
6.474%,  7/25/2026, Ser.
2021-6, Class A2
a,c
425,157
Pretium Mortgage Credit Partners,
LLC
1,900,000
5.438%,  1/25/2052, Ser.
2022-NPL1, Class A2
a,c
1,816,028
1,300,028
7.021%,  2/25/2054, Ser.
2024-NPL2, Class A1
a,c
1,310,281
1,305,455
7.143%,  3/25/2054, Ser.
2024-RN1, Class A1
a,c
1,323,593
1,498,025
7.520%,  4/27/2054, Ser.
2024-NPL3, Class A1
a,c
1,520,231
1,260,665
3.844%,  6/27/2060, Ser.
2021-NPL2, Class A2
*,c
1,222,009
1,312,131
3.721%,  7/25/2051, Ser.
2021-NPL3, Class A2
a,c
1,281,107
1,486,917
6.996%,  7/25/2054, Ser.
2024-NPL4, Class A1
a,c
1,504,554
Progress Residential Trust
2,350,000
3.600%,  4/17/2039, Ser.
2022-SFR3, Class B
a
2,278,819
RCKT Mortgage Trust
1,061,057
6.147%,  6/25/2044, Ser.
2024-CES4, Class A1A
a,c
1,078,048
RCO VII Mortgage, LLC
1,129,668
7.021%,  1/25/2029, Ser.
2024-1, Class A1
a,c
1,137,755
Renaissance Home Equity Loan
Trust
1,429,634
5.797%,  8/25/2036, Ser.
2006-2, Class AF3
c
542,847
Saxon Asset Securities Trust
567,623
3.009%,  8/25/2035, Ser.
2004-2, Class MF2
b
499,923
Sculptor CLO, Ltd.
950,000
7.944%,  (TSFR3M +
2.662%), 1/20/2035, Ser. 28A,
Class C
a,b
951,276
Silver Point CLO 2, Ltd.
1,800,000
7.982%,  (TSFR3M +
2.700%), 4/20/2035, Ser.
2023-2A, Class A2
a,b
1,809,526
Stanwich Mortgage Loan
Company, LLC
107,736
2.735%,  10/16/2026, Ser.
2021-NPB1, Class A1
a,c
108,153
Symphony CLO XX, Ltd.
1,050,000
8.332%,  (TSFR3M +
3.000%), 1/16/2032, Ser.
2018-20A, Class DR2
a,b
1,052,128
TCW CLO, Ltd.
1,400,000
6.390%,  (TSFR3M +
1.800%), 10/25/2035, Ser.
2018-1A, Class BR3
a,b,d
1,400,242

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  70.0% Value
Asset-Backed Securities  6.1% - continued
Unlock HEA Trust
$ 1,416,086
7.000%,  10/25/2038, Ser.
2023-1, Class A
a
$ 1,414,190
1,440,135
7.000%,  4/25/2039, Ser.
2024-1, Class A
a
1,446,361
650,000
6.500%,  10/25/2039, Ser.
2024-2, Class A
a
647,686
Upstart Securitization Trust
177,961
6.770%,  6/20/2033, Ser.
2023-2, Class A
a
178,813
VCAT Asset Securitization, LLC
252,103
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
a,c
251,675
Vericrest Opportunity Loan
Transferee
1,295,980
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
a,c
1,262,109
1,608,487
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
a,c
1,573,806
1,131,344
4.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
a,c
1,073,381
334,499
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
a,c
323,129
1,715,829
4.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
a,c
1,610,138
400,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
a,c
370,754
Whitebox CLO I, Ltd.
500,000
6.659%,  (TSFR3M +
2.000%), 7/24/2036, Ser.
2019-1A, Class CRR
a,b
500,713
Whitebox CLO III, Ltd.
1,225,000
7.763%,  (TSFR3M +
2.462%), 10/15/2034, Ser.
2021-3A, Class C
a,b
1,225,764
Whitebox CLO IV, Ltd.
1,250,000
7.882%,  (TSFR3M +
2.600%), 4/20/2036, Ser.
2023-4A, Class B
a,b
1,260,855
Wind River CLO, Ltd.
950,000
7.544%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
a,b
950,672
Total 61,560,276
Basic Materials  0.9%
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
96,000 8.625%,  6/15/2029
a
102,014
ATI, Inc.
268,000 7.250%,  8/15/2030 285,376
Axalta Coating Systems Dutch
Holding B BV
163,000 7.250%,  2/15/2031
a
174,066
Cascades, Inc./Cascades USA,
Inc.
297,000 5.125%,  1/15/2026
a
294,136
Chemours Company
439,000 5.750%,  11/15/2028
a
417,012
Cleveland-Cliffs, Inc.
130,000 5.875%,  6/1/2027 130,289
210,000 4.625%,  3/1/2029
a
198,249
118,000 4.875%,  3/1/2031
a
109,660
Principal
Amount Long-Term Fixed Income  70.0% Value
Basic Materials  0.9% - continued
$ 118,000 6.250%,  10/1/2040
e
$ 105,494
Consolidated Energy Finance SA
409,000 5.625%,  10/15/2028
a
345,724
Ecolab, Inc.
174,000 2.125%,  2/1/2032 151,198
First Quantum Minerals, Ltd.
149,000 6.875%,  10/15/2027
a
147,315
FMC Corporation
135,000 5.150%,  5/18/2026 136,234
FMG Resources August 2006, Pty.
Ltd.
118,000 5.875%,  4/15/2030
a
119,515
Glencore Funding, LLC
136,000 5.893%,  4/4/2054
a
143,043
196,000 4.000%,  3/27/2027
a
194,166
259,000 6.125%,  10/6/2028
a
274,422
Hecla Mining Company
160,000 7.250%,  2/15/2028 163,172
Hudbay Minerals, Inc.
198,000 4.500%,  4/1/2026
a
195,843
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
142,000 9.000%,  7/1/2028
a
143,562
INEOS Finance plc
353,000 7.500%,  4/15/2029
a
368,845
International Flavors & Fragrances,
Inc.
201,000 1.230%,  10/1/2025
a
193,992
Mercer International, Inc.
143,000 5.125%,  2/1/2029 122,003
Methanex Corporation
179,000 5.125%,  10/15/2027 177,122
119,000 5.250%,  12/15/2029
e
117,477
Mineral Resources, Ltd.
192,000 9.250%,  10/1/2028
a
204,439
Mosaic Company
198,000 5.375%,  11/15/2028
e
205,096
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
200,000 5.350%,  3/15/2034 209,594
Novelis Corporation
53,000 3.250%,  11/15/2026
a
51,144
124,000 4.750%,  1/30/2030
a
120,219
150,000 3.875%,  8/15/2031
a
137,124
Nutrien, Ltd.
273,000 4.000%,  12/15/2026 270,972
OCI NV
264,000 4.625%,  10/15/2025
a
263,642
Peabody Energy Corporation,
Convertible
223,000 3.250%,  3/1/2028
e
333,385
SCIL IV, LLC/SCIL USA Holdings,
LLC
250,000 5.375%,  11/1/2026
a
246,895
Sherwin-Williams Company
144,000 4.800%,  9/1/2031 146,868
Smurfit Kappa Treasury, ULC
210,000 5.777%,  4/3/2054
a
224,812
SNF Group SACA
392,000 3.375%,  3/15/2030
a
353,269
SunCoke Energy, Inc.
435,000 4.875%,  6/30/2029
a
394,413

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  70.0% Value
Basic Materials  0.9% - continued
Taseko Mines, Ltd.
$ 248,000 8.250%,  5/1/2030
a
$ 260,270
Tronox, Inc.
124,000 4.625%,  3/15/2029
a,e
115,832
United States Steel Corporation
155,000 6.875%,  3/1/2029 157,232
United States Steel Corporation,
Convertible
242,000 5.000%,  11/1/2026 644,930
Westlake Corporation
130,000 3.600%,  8/15/2026 128,207
Total 9,278,272
Capital Goods  1.8%
Advanced Drainage Systems, Inc.
242,000 6.375%,  6/15/2030
a
247,197
Amcor Finance USA, Inc.
136,000 5.625%,  5/26/2033 143,164
Array Technologies, Inc.,
Convertible
261,000 1.000%,  12/1/2028 193,777
BAE Systems plc
200,000 5.500%,  3/26/2054
a
209,603
Boeing Company
136,000 6.858%,  5/1/2054
a
149,275
412,000 5.930%,  5/1/2060 394,641
326,000 4.875%,  5/1/2025 324,757
222,000 2.196%,  2/4/2026 213,784
197,000 3.250%,  3/1/2028 185,749
293,000 5.150%,  5/1/2030 293,704
68,000 6.528%,  5/1/2034
a
72,982
Bombardier, Inc.
56,000 7.875%,  4/15/2027
a
56,157
146,000 6.000%,  2/15/2028
a
146,965
258,000 7.250%,  7/1/2031
a
272,754
338,000 7.000%,  6/1/2032
a,e
353,526
Brand Industrial Services, Inc.
279,000 10.375%,  8/1/2030
a
298,767
Builders FirstSource, Inc.
250,000 5.000%,  3/1/2030
a
245,174
Camelot Return Merger Sub, Inc.
177,000 8.750%,  8/1/2028
a,e
179,110
Canpack SA/Canpack US, LLC
366,000 3.875%,  11/15/2029
a
342,708
Carrier Global Corporation
265,000 2.722%,  2/15/2030 244,997
Chart Industries, Inc.
296,000 7.500%,  1/1/2030
a
311,962
Clydesdale Acquisition Holdings,
Inc.
58,000 6.625%,  4/15/2029
a
58,550
Crown Cork & Seal Company, Inc.
188,000 7.375%,  12/15/2026 198,110
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
252,000 6.625%,  12/15/2030
a
259,836
EquipmentShare.com, Inc.
125,000 8.625%,  5/15/2032
a
131,137
ESAB Corporation
98,000 6.250%,  4/15/2029
a
100,652
Fluor Corporation, Convertible
528,000 1.125%,  8/15/2029
e
644,688
Principal
Amount Long-Term Fixed Income  70.0% Value
Capital Goods  1.8% - continued
GFL Environmental, Inc.
$ 311,000 4.000%,  8/1/2028
a
$ 298,682
403,000 3.500%,  9/1/2028
a
383,674
Greenbrier Companies, Inc.,
Convertible
340,000 2.875%,  4/15/2028
e
372,980
H&E Equipment Services, Inc.
386,000 3.875%,  12/15/2028
a
362,394
Herc Holdings, Inc.
76,000 5.500%,  7/15/2027
a
75,907
194,000 6.625%,  6/15/2029
a
200,940
Honeywell International, Inc.
272,000 5.250%,  3/1/2054 283,686
Howmet Aerospace, Inc.
205,000 6.750%,  1/15/2028 219,039
Huntington Ingalls Industries, Inc.
196,000 4.200%,  5/1/2030 192,740
Ingersoll Rand, Inc.
226,000 5.176%,  6/15/2029 233,789
68,000 5.700%,  8/14/2033 72,856
John Bean Technologies
Corporation, Convertible
356,000 25.000%,  5/15/2026 333,465
John Deere Capital Corporation
141,000 4.700%,  6/10/2030 145,278
280,000 4.400%,  9/8/2031 281,978
144,000 3.900%,  6/7/2032 140,596
67,000 5.150%,  9/8/2033 70,766
L3Harris Technologies, Inc.
144,000 5.400%,  1/15/2027 147,797
Lockheed Martin Corporation
187,000 5.200%,  2/15/2064 193,558
Miter Brands Acquisition Holdco,
Inc./MIWD Borrower, LLC
74,000 6.750%,  4/1/2032
a
76,710
MIWD Holdco II, LLC
226,000 5.500%,  2/1/2030
a
219,520
Mueller Water Products, Inc.
249,000 4.000%,  6/15/2029
a
237,513
Nesco Holdings II, Inc.
284,000 5.500%,  4/15/2029
a
261,785
New Enterprise Stone and Lime
Company, Inc.
359,000 5.250%,  7/15/2028
a
350,563
Northrop Grumman Corporation
275,000 5.200%,  6/1/2054 280,009
63,000 4.700%,  3/15/2033 63,942
OI European Group BV
251,000 4.750%,  2/15/2030
a
237,333
Otis Worldwide Corporation
230,000 2.056%,  4/5/2025 226,809
Owens-Brockway Glass Container,
Inc.
216,000 6.625%,  5/13/2027
a
217,016
Pactiv Evergreen Group
116,000 4.375%,  10/15/2028
a
111,109
Parker-Hannifin Corporation
141,000 4.250%,  9/15/2027 141,453
Patrick Industries, Inc., Convertible
191,000 1.750%,  12/1/2028 287,646
Republic Services, Inc.
131,000 3.950%,  5/15/2028 130,295
131,000 5.000%,  12/15/2033 135,023

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  70.0% Value
Capital Goods  1.8% - continued
Resideo Funding, Inc.
$ 246,000 6.500%,  7/15/2032
a
$ 252,522
Reworld Holding Corporation
111,000 4.875%,  12/1/2029
a
104,489
Roller Bearing Company of
America, Inc.
336,000 4.375%,  10/15/2029
a
322,352
RTX Corporation
204,000 5.750%,  1/15/2029 216,062
Sealed Air Corporation/Sealed Air
Corporation (US)
188,000 6.125%,  2/1/2028
a
191,148
Smyrna Ready Mix Concrete, LLC
343,000 8.875%,  11/15/2031
a
369,992
Spirit AeroSystems, Inc.
369,000 9.750%,  11/15/2030
a
411,435
SRM Escrow Issuer, LLC
213,000 6.000%,  11/1/2028
a
213,786
Standard Industries, Inc./NY
118,000 4.750%,  1/15/2028
a
115,580
118,000 3.375%,  1/15/2031
a
105,119
Summit Materials, LLC/Summit
Materials Finance Corporation
98,000 7.250%,  1/15/2031
a
103,811
Textron, Inc.
196,000 3.650%,  3/15/2027 192,946
Trane Technologies Financing, Ltd.
151,000 5.100%,  6/13/2034 157,362
TransDigm, Inc.
416,000 7.125%,  12/1/2031
a
439,987
347,000 6.625%,  3/1/2032
a
361,346
Trivium Packaging Finance
184,000 5.500%,  8/15/2026
a
183,283
United Rentals North America, Inc.
310,000 4.000%,  7/15/2030 292,971
Veralto Corporation
139,000 5.350%,  9/18/2028 144,754
Waste Connections, Inc.
70,000 3.200%,  6/1/2032 63,998
WESCO Distribution, Inc.
124,000 6.375%,  3/15/2029
a
128,106
87,000 6.625%,  3/15/2032
a
90,619
Total 17,722,245
Collateralized Mortgage Obligations  5.6%
A&D Mortgage Trust
375,429
6.498%,  4/25/2069, Ser.
2024-NQM2, Class A1
a,c
381,605
Alternative Loan Trust
537,337
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 300,316
Banc of America Alternative Loan
Trust
502,487
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 449,189
Banc of America Mortgage
Securities Trust
289,113
6.397%,  9/25/2035, Ser.
2005-H, Class 3A1
b
273,369
Principal
Amount Long-Term Fixed Income  70.0% Value
Collateralized Mortgage Obligations  5.6% -
continued
Bear Stearns Adjustable Rate
Mortgage Trust
$ 79,806
7.080%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
b
$ 75,764
CAFL Issuer, LLC
811,297
2.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
a,c
802,932
CHL Mortgage Pass-Through Trust
111,936
6.402%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
108,093
701,303
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 315,642
CHNGE Mortgage Trust
1,259,605
3.757%,  3/25/2067, Ser.
2022-2, Class A1
a,b
1,209,804
1,115,044
5.000%,  5/25/2067, Ser.
2022-3, Class A1
a,b
1,112,035
1,194,827
6.525%,  6/25/2058, Ser.
2023-2, Class A1
a,c
1,198,199
766,536
5.820%,  6/25/2067, Ser.
2022-NQM1, Class A3
a,c
764,813
795,415
7.100%,  7/25/2058, Ser.
2023-3, Class A1
a,c
802,519
835,547
6.000%,  10/25/2057, Ser.
2022-4, Class A1
a,c
831,936
CIM Trust
1,354,962
7.100%,  4/25/2058, Ser.
2023-I1, Class A3
a,c
1,367,500
Citigroup Mortgage Loan Trust,
Inc.
89,865
5.500%,  8/25/2034, Ser.
2004-NCM2, Class 1CB1 87,840
878,147
5.206%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
788,022
COLT Mortgage Loan Trust
1,160,274
6.328%,  12/25/2068, Ser.
2024-INV1, Class A2
a,c
1,174,929
Countrywide Alternative Loan Trust
423,488
5.000%,  3/25/2035, Ser.
2005-3CB, Class 1A1 350,570
235,811
4.450%,  10/25/2035, Ser.
2005-43, Class 4A1
b
195,907
147,578
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 119,477
Countrywide Home Loan
Mortgage Pass Through Trust
464,342
4.686%,  11/25/2035, Ser.
2005-22, Class 2A1
b
383,851
Credit Suisse Mortgage Trust
700,201
6.567%,  8/25/2067, Ser.
2022-ATH3, Class A3
a,b
701,628
546,736
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
a,b
476,860
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
648,637
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 593,599
293,192
4.499%,  8/25/2035, Ser.
2005-AR1, Class 2A3
b
261,111

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  70.0% Value
Collateralized Mortgage Obligations  5.6% -
continued
Federal Home Loan Mortgage
Corporation
$ 1,409,992
3.500%,  8/15/2035, Ser.
345, Class C8
f
$ 136,543
Federal Home Loan Mortgage
Corporation - REMIC
2,714,970
4.000%,  1/25/2051, Ser.
5249, Class LA 2,671,168
1,671,033
Zero Coupon,  9/25/2053,
Ser. 5334, Class BO 1,389,745
5,990,547
1.500%,  12/25/2050, Ser.
5107, Class IO
f
485,403
59,613
2.500%,  5/15/2027, Ser.
4106, Class HI
f
415
429,484
3.000%,  5/15/2027, Ser.
4046, Class GI
f
9,304
504,580
3.000%,  7/15/2027, Ser.
4084, Class NI
f
13,574
686,884
3.000%,  7/15/2027, Ser.
4074, Class IO
f
18,822
273,183
2.500%,  2/15/2028, Ser.
4162, Class AI
f
6,934
561,298
2.500%,  2/15/2028, Ser.
4161, Class UI
f
14,765
910,089
2.500%,  3/15/2028, Ser.
4177, Class EI
f
26,120
1,141,231
3.500%,  10/15/2032, Ser.
4119, Class KI
f
95,867
779,845
3.000%,  2/15/2033, Ser.
4170, Class IG
f
56,314
1,024,810
3.000%,  4/15/2033, Ser.
4203, Class DI
f
44,720
Federal National Mortgage
Association - REMIC
1,418,948
4.500%,  6/25/2052, Ser.
2022-43, Class MA 1,422,054
819,682
3.000%,  7/25/2027, Ser.
2012-73, Class DI
f
19,211
515,225
3.000%,  7/25/2027, Ser.
2012-74, Class AI
f
11,972
773,080
3.000%,  8/25/2027, Ser.
2012-95, Class HI
f
11,831
540,363
3.500%,  9/25/2027, Ser.
2012-98, Class YI
f
14,223
1,598,517
3.000%,  11/25/2027, Ser.
2012-121, Class BI
f
44,447
1,132,345
3.000%,  12/25/2027, Ser.
2012-139, Class DI
f
29,192
383,452
2.500%,  1/25/2028, Ser.
2012-152, Class AI
f
9,719
1,013,327
3.000%,  1/25/2028, Ser.
2012-147, Class EI
f
23,870
282,600
2.500%,  2/25/2028, Ser.
2013-46, Class CI
f
4,787
389,779
3.000%,  2/25/2028, Ser.
2013-2, Class GI
f
11,391
239,699
3.000%,  4/25/2028, Ser.
2013-30, Class DI
f
7,361
446,141
3.000%,  11/25/2031, Ser.
2013-69, Class IO
f
5,434
1,067,522
3.000%,  2/25/2033, Ser.
2013-1, Class YI
f
83,493
Principal
Amount Long-Term Fixed Income  70.0% Value
Collateralized Mortgage Obligations  5.6% -
continued
First Horizon Alternative Mortgage
Securities Trust
$ 160,278
7.008%,  3/25/2035, Ser.
2005-AA2, Class 1A1
b
$ 157,469
144,322
6.158%,  7/25/2035, Ser.
2005-AA5, Class 2A1
b
134,538
Flagstar Mortgage Trust
481,992
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,b
436,353
GCAT Trust
1,064,176
4.250%,  5/25/2067, Ser.
2023-NQM4, Class A2
a,b
1,024,996
696,629
5.730%,  8/25/2067, Ser.
2022-NQM4, Class A3
a,c
693,696
343,672
6.000%,  9/25/2054, Ser.
2024-INV3, Class A1
a,b
346,411
GMAC Mortgage Corporation
Loan Trust
315,168
3.868%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
269,640
Government National Mortgage
Association
104,148
4.000%,  1/16/2027, Ser.
2012-3, Class IO
f
1,608
GS Mortgage-Backed Securities
Trust
1,032,872
5.500%,  10/27/2053, Ser.
2023-PJ3, Class A16
a,b
1,029,362
Home RE, Ltd.
1,550,000
9.880%,  (SOFR30A +
4.600%), 10/25/2033, Ser.
2023-1, Class M1B
a,b
1,613,919
1,350,000
8.780%,  (SOFR30A +
3.500%), 10/25/2034, Ser.
2022-1, Class M1B
a,b
1,366,941
IndyMac IMJA Mortgage Loan
Trust
949,208
6.250%,  11/25/2037, Ser.
2007-A3, Class A1 434,373
J.P. Morgan Mortgage Trust
710,909
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
a,b
603,842
1,078,821
5.000%,  10/25/2053, Ser.
2023-3, Class A4A
a,b
1,072,223
72,963
6.500%,  1/25/2035, Ser.
2005-S1, Class 1A2 75,509
364,789
5.203%,  2/25/2036, Ser.
2006-A1, Class 2A2
b
262,529
LHOME Mortgage Trust
900,000
7.017%,  1/25/2029, Ser.
2024-RTL1, Class A1
a,c
914,592
750,000
6.900%,  5/25/2029, Ser.
2024-RTL3, Class A1
a,c
764,702
Merrill Lynch Alternative Note
Asset Trust
892,094
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 321,322
MFA Trust
1,500,000
7.093%,  2/25/2029, Ser.
2024-RTL1, Class A1
a,c
1,520,352

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  70.0% Value
Collateralized Mortgage Obligations  5.6% -
continued
MortgageIT Securities Corporation
Mortgage Loan Trust
$ 1,680,746
5.429%,  (TSFR1M +
0.574%), 6/25/2047, Ser.
2007-1, Class 1A1
b
$ 1,382,815
NYMT Loan Trust
1,000,000
7.154%,  2/25/2029, Ser.
2024-BPL1, Class A1
a,c
1,014,320
1,150,000
6.509%,  5/25/2039, Ser.
2024-BPL2, Class A1
a,c
1,166,902
Preston Ridge Partners Mortgage
Trust, LLC
1,189,466
4.000%,  1/25/2054, Ser.
2024-RCF1, Class A1
a,c
1,171,586
1,000,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
a,c
934,114
850,000
5.689%,  9/25/2029, Ser.
2024-5, Class A1
a,c,d,g
850,000
PRKCM Trust
1,357,937
7.087%,  6/25/2058, Ser.
2023-AFC2, Class A3
a
1,370,502
1,225,634
7.627%,  11/25/2058, Ser.
2023-AFC4, Class A2
a,c
1,257,216
Residential Accredit Loans, Inc.
Trust
395,332
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 351,427
285,989
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 232,027
534,999
6.250%,  4/25/2037, Ser.
2007-QS6, Class A6 449,371
Residential Asset Securitization
Trust
441,174
4.948%,  1/25/2034, Ser.
2004-IP1, Class A1
b
422,081
Residential Funding Mortgage
Security I Trust
374,821
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 302,460
ROC Securities Trust Series
593,643
3.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
a,b
592,429
Saluda Grade Alternative
Mortgage Trust
2,000,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
a,c
2,029,942
Sequoia Mortgage Trust
454,039
3.912%,  9/20/2046, Ser.
2007-1, Class 4A1
b
319,248
Structured Adjustable Rate
Mortgage Loan Trust
183,491
5.238%,  7/25/2035, Ser.
2005-15, Class 4A1
b
157,855
Toorak Mortgage Trust
1,500,000
7.333%,  2/25/2031, Ser.
2024-1, Class A1
a,c
1,520,383
Triangle Re, Ltd.
1,750,000
8.680%,  (SOFR30A +
3.400%), 11/25/2033, Ser.
2023-1, Class M1A
a,b
1,780,935
TVC Mortgage Trust
1,500,000
8.250%,  11/25/2027, Ser.
2023-RTL1, Class A1
a,c
1,521,860
Principal
Amount Long-Term Fixed Income  70.0% Value
Collateralized Mortgage Obligations  5.6% -
continued
Verus Securitization Trust
$ 1,121,152
2.491%,  11/25/2066, Ser.
2021-8, Class A3
a,b
$ 1,009,780
1,146,165
6.560%,  12/25/2067, Ser.
2023-1, Class A2
a,c
1,154,552
WaMu Mortgage Pass-Through
Certificates
131,908
6.599%,  5/25/2033, Ser.
2003-AR4, Class A7
b
129,768
Washington Mutual Mortgage
Pass-Through Certificates
308,211
6.000%,  3/25/2035, Ser.
2005-1, Class 2A 264,046
Total 56,226,185
Commercial Mortgage-Backed Securities  0.7%
BANK5 2023-5YR1
2,000,000
6.624%,  4/15/2056, Ser.
2023-5YR1, Class AS
b
2,087,685
BBCMS Mortgage Trust
5,973,924
1.325%,  9/15/2055, Ser.
2022-C17, Class XA
b,f
437,855
Benchmark Mortgage Trust
1,600,000
6.064%,  8/15/2057, Ser.
2024-V9, Class AS
b
1,670,964
Silver Hill Trust
201,262
3.102%,  11/25/2049, Ser.
2019-1, Class A1
a,b
195,512
Velocity Commercial Capital Loan
Trust
762,660
6.550%,  1/25/2054, Ser.
2024-1, Class A
a,b
776,781
569,907
6.650%,  6/25/2054, Ser.
2024-3, Class A
a,b
582,755
1,162,953
7.670%,  11/25/2053, Ser.
2023-4, Class A
a,b
1,213,072
Total 6,964,624
Communications Services  2.3%
AMC Networks, Inc.
62,000 10.250%,  1/15/2029
a
63,714
AMC Networks, Inc., Convertible
58,000 4.250%,  2/15/2029
a
53,360
American Tower Corporation
260,000 4.400%,  2/15/2026 259,739
135,000 1.450%,  9/15/2026 127,813
191,000 5.500%,  3/15/2028 197,805
136,000 5.800%,  11/15/2028 142,871
196,000 3.800%,  8/15/2029 190,693
AT&T, Inc.
688,000 3.550%,  9/15/2055 503,227
407,000 4.300%,  2/15/2030 406,505
136,000 5.400%,  2/15/2034 142,701
Bell Telephone Company of
Canada
290,000 5.550%,  2/15/2054 302,923
134,000 5.100%,  5/11/2033 136,915
Cable One, Inc., Convertible
178,000 1.125%,  3/15/2028 143,224
CCO Holdings, LLC/CCO Holdings
Capital Corporation
433,000 5.125%,  5/1/2027
a
426,166
42,000 5.000%,  2/1/2028
a
40,856

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  70.0% Value
Communications Services  2.3% - continued
$ 16,000 4.750%,  3/1/2030
a
$ 14,717
695,000 4.500%,  8/15/2030
a
630,002
291,000 4.250%,  2/1/2031
a
256,583
375,000 4.750%,  2/1/2032
a
330,479
360,000 4.250%,  1/15/2034
a
295,294
CenterPoint Energy, Inc.,
Convertible
11,819 3.369%,  9/15/2029 442,858
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
123,000 6.150%,  11/10/2026 126,420
196,000 5.050%,  3/30/2029 194,976
199,000 6.550%,  6/1/2034 206,994
Clear Channel Outdoor Holdings,
Inc.
60,000 7.875%,  4/1/2030
a
62,742
Clear Channel Worldwide
Holdings, Inc.
512,000 5.125%,  8/15/2027
a
503,351
Comcast Corporation
408,000 5.650%,  6/1/2054 435,715
326,000 3.400%,  4/1/2030 312,752
Crown Castle, Inc.
218,000 2.900%,  3/15/2027 210,898
83,000 4.900%,  9/1/2029 84,365
Deutsche Telekom International
Finance BV
368,000 8.750%,  6/15/2030 444,378
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
642,000 5.875%,  8/15/2027
a
630,336
Frontier Communications
Holdings, LLC
250,000 5.875%,  10/15/2027
a
251,017
118,000 8.625%,  3/15/2031
a
127,215
GCI, LLC
352,000 4.750%,  10/15/2028
a
338,024
Gray Television, Inc.
193,000 7.000%,  5/15/2027
a,e
189,700
338,000 10.500%,  7/15/2029
a,e
353,028
Iliad Holding SASU
103,000 6.500%,  10/15/2026
a
104,123
313,000 8.500%,  4/15/2031
a
336,665
Intelsat Jackson Holdings SA
317,000 6.500%,  3/15/2030
a
303,297
Lamar Media Corporation
238,000 3.625%,  1/15/2031 217,520
LCPR Senior Secured Financing
DAC
501,000 6.750%,  10/15/2027
a
458,429
Level 3 Financing, Inc.
119,524 10.500%,  4/15/2029
a
130,287
119,524 11.000%,  11/15/2029
a
132,382
213,000 10.500%,  5/15/2030
a
229,241
McGraw-Hill Education, Inc.
355,000 5.750%,  8/1/2028
a
350,825
Meta Platforms, Inc.
267,000 5.550%,  8/15/2064 285,175
132,000 3.850%,  8/15/2032 128,319
250,000 4.750%,  8/15/2034 255,174
News Corporation
197,000 3.875%,  5/15/2029
a
186,327
Principal
Amount Long-Term Fixed Income  70.0% Value
Communications Services  2.3% - continued
Nexstar Media, Inc.
$ 145,000 5.625%,  7/15/2027
a
$ 143,626
118,000 4.750%,  11/1/2028
a,e
112,743
Optics Bidco SPA
262,000 6.000%,  9/30/2034
a
265,228
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
162,000 4.625%,  3/15/2030
a,e
153,931
Paramount Global
417,000 6.375%,  3/30/2062
b
385,719
Playtika Holding Corporation
357,000 4.250%,  3/15/2029
a
327,639
Rogers Communications, Inc.
250,000 5.250%,  3/15/2082
a,b
245,468
204,000 5.000%,  2/15/2029 208,182
340,000 5.300%,  2/15/2034 345,902
Scripps Escrow II, Inc.
116,000 3.875%,  1/15/2029
a
86,427
Sinclair Television Group, Inc.
109,000 4.125%,  12/1/2030
a,e
85,020
Sirius XM Radio, Inc.
495,000 5.000%,  8/1/2027
a
486,969
275,000 4.000%,  7/15/2028
a
259,447
Sprint Capital Corporation
424,000 6.875%,  11/15/2028 462,930
208,000 8.750%,  3/15/2032 257,903
Take-Two Interactive Software, Inc.
137,000 5.600%,  6/12/2034 143,743
TEGNA, Inc.
389,000 4.625%,  3/15/2028 371,184
Telenet Finance Luxembourg
Notes SARL
400,000 5.500%,  3/1/2028
a
391,000
T-Mobile USA, Inc.
137,000 5.500%,  1/15/2055 141,917
260,000 5.250%,  6/15/2055 258,714
275,000 3.375%,  4/15/2029 263,934
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
375,000 4.750%,  4/15/2028
a
347,869
Univision Communications, Inc.
52,000 8.500%,  7/31/2031
a
52,116
48,000 8.000%,  8/15/2028
a
49,078
409,000 4.500%,  5/1/2029
a
365,369
177,000 7.375%,  6/30/2030
a
171,300
Urban One, Inc.
74,000 7.375%,  2/1/2028
a
53,415
Verizon Communications, Inc.
160,000 5.500%,  2/23/2054 167,731
196,000 3.150%,  3/22/2030 184,699
311,000 2.355%,  3/15/2032 267,939
242,000 4.780%,  2/15/2035
a
241,652
Viasat, Inc.
197,000 6.500%,  7/15/2028
a,e
154,588
Virgin Media Finance plc
150,000 5.000%,  7/15/2030
a
131,929
Virgin Media Secured Finance plc
315,000 5.500%,  5/15/2029
a
302,116
VMED O2 UK Financing I plc
141,000 4.750%,  7/15/2031
a
125,494
124,000 7.750%,  4/15/2032
a
127,284

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  70.0% Value
Communications Services  2.3% - continued
Vodafone Group plc
$ 176,000 5.125%,  6/4/2081
b
$ 144,973
227,000 5.750%,  6/28/2054 235,001
129,000 5.875%,  6/28/2064 133,050
300,000 7.000%,  4/4/2079
b
316,476
VZ Secured Financing BV
373,000 5.000%,  1/15/2032
a
343,251
Walt Disney Company
130,000 3.800%,  3/22/2030 127,899
Warnermedia Holdings, Inc.
495,000 4.054%,  3/15/2029 468,931
Windstream Escrow, LLC/
Windstream Escrow Finance
Corporation
133,000 7.750%,  8/15/2028
a
133,125
84,000 8.250%,  10/1/2031
a,d
85,397
Zegona Finance plc
219,000 8.625%,  7/15/2029
a
233,782
Ziggo Bond Company BV
145,000 5.125%,  2/28/2030
a,e
133,659
Ziggo BV
131,000 4.875%,  1/15/2030
a
124,479
Total 23,318,348
Consumer Cyclical  3.1%
1011778 B.C., ULC/New Red
Finance, Inc.
171,000 4.375%,  1/15/2028
a
166,129
Adient Global Holdings, Ltd.
198,000 8.250%,  4/15/2031
a,e
210,078
Alimentation Couche-Tard, Inc.
225,000 5.617%,  2/12/2054
a
230,780
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
300,000 4.625%,  6/1/2028
a
281,520
260,000 4.625%,  6/1/2028
a
244,441
Allison Transmission, Inc.
244,000 3.750%,  1/30/2031
a
221,843
Amazon.com, Inc.
131,000 1.500%,  6/3/2030 114,610
American Axle & Manufacturing,
Inc.
129,000 6.875%,  7/1/2028 128,788
345,000 5.000%,  10/1/2029
e
316,755
American Honda Finance
Corporation
301,000 5.050%,  7/10/2031 309,825
209,000 4.900%,  1/10/2034 212,584
Anywhere Real Estate Group,
LLC/Anywhere Co-Issuer
Corporation
66,000 7.000%,  4/15/2030
a,e
61,311
Arko Corporation
255,000 5.125%,  11/15/2029
a
236,857
Asbury Automotive Group, Inc.
209,000 5.000%,  2/15/2032
a
198,191
Ashton Woods USA, LLC/Ashton
Woods Finance Company
240,000 4.625%,  8/1/2029
a
230,386
67,000 4.625%,  4/1/2030
a
64,192
Aston Martin Capital Holdings, Ltd.
157,000 10.000%,  3/31/2029
a
154,061
Principal
Amount Long-Term Fixed Income  70.0% Value
Consumer Cyclical  3.1% - continued
Beazer Homes USA, Inc.
$ 206,000 7.500%,  3/15/2031
a
$ 213,754
Best Buy Company, Inc.
131,000 1.950%,  10/1/2030 113,999
Booking Holdings, Inc.,
Convertible
223,000 0.750%,  5/1/2025 498,902
Boyd Gaming Corporation
370,000 4.750%,  6/15/2031
a
353,293
Boyne USA, Inc.
197,000 4.750%,  5/15/2029
a
189,382
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
177,000 4.875%,  2/15/2030
a
166,627
Burlington Stores, Inc., Convertible
244,000 2.250%,  4/15/2025 303,902
188,000 1.250%,  12/15/2027 264,798
Caesars Entertainment, Inc.
443,000 4.625%,  10/15/2029
a,e
421,390
148,000 6.500%,  2/15/2032
a
153,093
Carnival Corporation
206,000 7.625%,  3/1/2026
a
207,906
559,000 5.750%,  3/1/2027
a
566,129
293,000 4.000%,  8/1/2028
a
282,985
Cedar Fair, LP/Canada's
Wonderland Company/Magnum
Management Corporation/
Millennium Operations, LLC
60,000 5.375%,  4/15/2027 59,831
339,000 5.250%,  7/15/2029 333,081
Choice Hotels International, Inc.
130,000 3.700%,  12/1/2029
e
123,395
Churchill Downs, Inc.
125,000 4.750%,  1/15/2028
a
122,562
179,000 6.750%,  5/1/2031
a
184,846
Clarios Global, LP/Clarios US
Finance Company, Inc.
282,000 6.750%,  5/15/2028
a
290,673
Crocs, Inc.
118,000 4.250%,  3/15/2029
a
111,557
Cushman & Wakefield US
Borrower, LLC
60,000 6.750%,  5/15/2028
a
60,544
Daimler Trucks Finance North
America, LLC
150,000 5.400%,  9/20/2028
a
155,350
Dana, Inc.
119,000 5.625%,  6/15/2028 116,676
177,000 4.250%,  9/1/2030 158,926
179,000 4.500%,  2/15/2032 158,746
eG Global Finance plc
60,000 12.000%,  11/30/2028
a,e
66,964
Expedia Group, Inc.
229,000 3.250%,  2/15/2030 215,942
Expedia Group, Inc., Convertible
292,000 Zero Coupon,  2/15/2026 278,714
Ford Motor Company, Convertible
518,000 Zero Coupon,  3/15/2026 506,863
Ford Motor Credit Company, LLC
225,000 5.850%,  5/17/2027 229,061
250,000 2.900%,  2/10/2029 226,929
225,000 7.122%,  11/7/2033 243,248

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  70.0% Value
Consumer Cyclical  3.1% - continued
Forestar Group, Inc.
$ 124,000 3.850%,  5/15/2026
a
$ 121,242
Gap, Inc.
86,000 3.625%,  10/1/2029
a
77,787
Garrett Motion Holdings, Inc./
Garrett LX I SARL
168,000 7.750%,  5/31/2032
a
171,931
General Motors Financial
Company, Inc.
158,000 1.200%,  10/15/2024 157,743
199,000 2.900%,  2/26/2025 197,346
149,000 2.750%,  6/20/2025 146,607
220,000 5.800%,  6/23/2028 228,247
159,000 5.800%,  1/7/2029 165,377
300,000 4.900%,  10/6/2029 300,340
270,000 5.700%,  9/30/2030
b,h
264,231
97,000 5.750%,  2/8/2031 100,292
260,000 5.950%,  4/4/2034 269,083
GoDaddy Operating Company,
LLC/GD Finance Company, Inc.
120,000 3.500%,  3/1/2029
a
112,592
Goodyear Tire & Rubber Company
119,000 4.875%,  3/15/2027 116,225
250,000 5.000%,  7/15/2029
e
229,932
Hanesbrands, Inc.
140,000 4.875%,  5/15/2026
a
138,773
Harley-Davidson Financial
Services, Inc.
209,000 5.950%,  6/11/2029
a
214,059
Hilton Domestic Operating
Company, Inc.
379,000 4.875%,  1/15/2030 373,973
60,000 4.000%,  5/1/2031
a
56,103
341,000 3.625%,  2/15/2032
a
308,067
Hilton Grand Vacations Borrower
Escrow, LLC/Hilton Grand
Vacations Borrower Escrow, Inc.
427,000 5.000%,  6/1/2029
a
405,673
Home Depot, Inc.
129,000 5.300%,  6/25/2054 135,574
129,000 5.400%,  6/25/2064 136,583
214,000 3.250%,  4/15/2032 200,253
Hyundai Capital America
196,000 3.000%,  2/10/2027
a,e
189,786
136,000 6.500%,  1/16/2029
a
145,896
International Game Technology plc
297,000 5.250%,  1/15/2029
a
295,853
Jacobs Entertainment, Inc.
228,000 6.750%,  2/15/2029
a
221,745
Jaguar Land Rover Automotive plc
143,000 5.500%,  7/15/2029
a
141,297
KB Home
360,000 4.800%,  11/15/2029 355,205
27,000 4.000%,  6/15/2031 24,973
L Brands, Inc.
575,000 6.625%,  10/1/2030
a
586,177
Las Vegas Sands Corporation
140,000 5.900%,  6/1/2027 143,767
Light & Wonder International, Inc.
277,000 7.250%,  11/15/2029
a
286,591
Live Nation Entertainment, Inc.
133,000 4.750%,  10/15/2027
a
131,119
Principal
Amount Long-Term Fixed Income  70.0% Value
Consumer Cyclical  3.1% - continued
Live Nation Entertainment, Inc.,
Convertible
$ 185,000 2.000%,  2/15/2025
e
$ 200,103
535,000 3.125%,  1/15/2029 657,910
Lowe's Companies, Inc.
330,000 4.500%,  4/15/2030 334,246
Macy's Retail Holdings, LLC
234,000 5.875%,  4/1/2029
a,e
230,958
120,000 6.125%,  3/15/2032
a
116,309
Marriott International, Inc./MD
124,000 4.900%,  4/15/2029 126,538
198,000 4.625%,  6/15/2030 199,847
Marriott Vacations Worldwide
Corporation, Convertible
192,000 Zero Coupon,  1/15/2026 178,175
423,000 3.250%,  12/15/2027 389,583
Mattamy Group Corporation
178,000 5.250%,  12/15/2027
a
176,953
McDonald's Corporation
136,000 4.950%,  8/14/2033 141,344
Melco Resorts Finance, Ltd.
333,000 5.375%,  12/4/2029
a
311,082
190,000 7.625%,  4/17/2032
a
195,858
Meritage Homes Corporation,
Convertible
222,000 1.750%,  5/15/2028
a
252,747
Michaels Companies, Inc.
175,000 5.250%,  5/1/2028
a
129,169
NCL Corporation, Ltd.
146,000 5.875%,  3/15/2026
a
146,009
264,000 5.875%,  2/15/2027
a
264,934
Nordstrom, Inc.
142,000 4.375%,  4/1/2030
e
130,273
201,000 4.250%,  8/1/2031 177,042
PENN Entertainment, Inc.
300,000 4.125%,  7/1/2029
a,e
273,332
PetSmart, Inc./PetSmart Finance
Corporation
339,000 4.750%,  2/15/2028
a
325,005
109,000 7.750%,  2/15/2029
a
107,601
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
388,000 5.750%,  4/15/2026
a
389,771
QVC, Inc.
76,000 6.875%,  4/15/2029
a
63,117
Rakuten Group, Inc.
180,000 11.250%,  2/15/2027
a
196,836
210,000 9.750%,  4/15/2029
a
229,162
Royal Caribbean Cruises, Ltd.
554,000 4.250%,  7/1/2026
a
547,749
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
48,000 6.625%,  3/1/2030
a
47,638
SeaWorld Parks and
Entertainment, Inc.
289,000 5.250%,  8/15/2029
a
282,023
Service Corporation International/
US
120,000 3.375%,  8/15/2030 108,754
Six Flags Entertainment
Corporation
59,000 7.250%,  5/15/2031
a,e
61,107

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  70.0% Value
Consumer Cyclical  3.1% - continued
Six Flags Entertainment
Corporation/Six Flags Theme
Parks, Inc.
$ 60,000 6.625%,  5/1/2032
a
$ 62,136
Six Flags Theme Parks, Inc.
66,000 7.000%,  7/1/2025
a,e
66,052
Sonic Automotive, Inc.
148,000 4.875%,  11/15/2031
a
136,637
Staples, Inc.
241,000 10.750%,  9/1/2029
a
233,842
Station Casinos, LLC
304,000 4.625%,  12/1/2031
a
281,903
Tenneco, Inc.
394,000 8.000%,  11/17/2028
a
365,604
Toyota Motor Credit Corporation
136,000 5.550%,  11/20/2030 145,311
129,000 4.800%,  1/5/2034 131,535
Tractor Supply Company
136,000 5.250%,  5/15/2033 141,525
Uber Technologies, Inc.
187,000 5.350%,  9/15/2054 185,466
235,000 4.800%,  9/15/2034 234,674
Uber Technologies, Inc.,
Convertible
232,000 Zero Coupon,  12/15/2025 255,780
512,000 0.875%,  12/1/2028
a
641,024
Vail Resorts, Inc., Convertible
241,000 Zero Coupon,  1/1/2026 227,142
VICI Properties, LP/VICI Note
Company, Inc.
486,000 5.750%,  2/1/2027
a
494,375
Victoria's Secret & Company
285,000 4.625%,  7/15/2029
a
251,714
Viking Cruises, Ltd.
612,000 5.875%,  9/15/2027
a
611,572
Volkswagen Group of America
Finance, LLC
74,000 3.350%,  5/13/2025
a
73,290
Wabash National Corporation
182,000 4.500%,  10/15/2028
a
166,733
Walgreens Boots Alliance, Inc.
209,000 3.200%,  4/15/2030
e
169,558
88,000 4.800%,  11/18/2044
e
65,849
WASH Multifamily Acquisition, Inc.
187,000 5.750%,  4/15/2026
a
185,983
Wyndham Hotels & Resorts, Inc.
310,000 4.375%,  8/15/2028
a
299,031
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
289,000 7.125%,  2/15/2031
a
311,801
Yum! Brands, Inc.
421,000 4.750%,  1/15/2030
a
416,044
ZF North America Capital, Inc.
242,000 7.125%,  4/14/2030
a
250,850
Total 31,309,467
Consumer Non-Cyclical  3.2%
1375209 B.C., Ltd.
119,000 9.000%,  1/30/2028
a,e
117,943
AbbVie, Inc.
340,000 5.500%,  3/15/2064 363,034
204,000 5.350%,  3/15/2044 215,192
Principal
Amount Long-Term Fixed Income  70.0% Value
Consumer Non-Cyclical  3.2% - continued
AdaptHealth, LLC
$ 523,000 4.625%,  8/1/2029
a
$ 484,348
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
382,000 4.625%,  1/15/2027
a
371,633
407,000 3.500%,  3/15/2029
a
379,496
Altria Group, Inc.
132,000 6.200%,  11/1/2028 140,526
Amgen, Inc.
196,000 5.150%,  3/2/2028 201,823
Anheuser-Busch InBev Worldwide,
Inc.
261,000 4.750%,  1/23/2029 267,799
412,000 5.000%,  6/15/2034 429,374
ANI Pharmaceuticals, Inc.,
Convertible
267,000 2.250%,  9/1/2029
a
281,184
Archer-Daniels-Midland Company
133,000 4.500%,  8/15/2033 133,623
AstraZeneca Finance, LLC
306,000 1.750%,  5/28/2028 282,524
202,000 5.000%,  2/26/2034 210,950
B&G Foods, Inc.
236,000 8.000%,  9/15/2028
a
246,868
BAT Capital Corporation
172,000 6.343%,  8/2/2030 186,168
140,000 7.750%,  10/19/2032 165,646
Bausch + Lomb Corporation
74,000 8.375%,  10/1/2028
a
78,255
Bausch Health Companies, Inc.
192,000 5.500%,  11/1/2025
a,e
187,566
445,000 4.875%,  6/1/2028
a
348,213
Becton, Dickinson and Company
134,000 4.693%,  2/13/2028 135,723
196,000 2.823%,  5/20/2030 180,827
BellRing Brands, Inc.
250,000 7.000%,  3/15/2030
a
261,642
BioMarin Pharmaceutical, Inc.,
Convertible
417,000 1.250%,  5/15/2027
e
396,359
Bio-Rad Laboratories, Inc.
220,000 3.300%,  3/15/2027 214,712
Bristol-Myers Squibb Company
272,000 5.550%,  2/22/2054 288,153
135,000 5.750%,  2/1/2031 146,210
67,000 5.900%,  11/15/2033 74,040
Bunge, Ltd. Finance Corporation
75,000 4.650%,  9/17/2034 74,838
Campbell Soup Company
442,000 5.400%,  3/21/2034 463,502
Cargill, Inc.
289,000 2.125%,  11/10/2031
a
251,000
Catalent Pharma Solutions, Inc.
149,000 3.125%,  2/15/2029
a
146,363
Central Garden & Pet Company
271,000 4.125%,  10/15/2030 251,935
Charles River Laboratories
International, Inc.
144,000 4.000%,  3/15/2031
a
132,747
Chefs' Warehouse, Inc.,
Convertible
198,000 2.375%,  12/15/2028 231,650

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  70.0% Value
Consumer Non-Cyclical  3.2% - continued
Cheplapharm Arzneimittel GmbH
$ 60,000 5.500%,  1/15/2028
a
$ 58,193
Chobani, LLC/Chobani Finance
Corporation, Inc.
97,000 4.625%,  11/15/2028
a
94,465
CHS/Community Health Systems,
Inc.
298,000 5.625%,  3/15/2027
a
293,252
148,000 8.000%,  12/15/2027
a
148,474
164,000 6.000%,  1/15/2029
a
159,210
100,000 5.250%,  5/15/2030
a
92,031
174,000 4.750%,  2/15/2031
a
152,954
169,000 10.875%,  1/15/2032
a
186,236
Cigna Group
136,000 5.600%,  2/15/2054 140,438
181,000 2.400%,  3/15/2030 163,905
Coca-Cola Company
136,000 5.300%,  5/13/2054 144,859
Concentra Escrow Issuer
Corporation
105,000 6.875%,  7/15/2032
a
110,409
Constellation Brands, Inc.
139,000 4.800%,  1/15/2029 141,528
261,000 3.150%,  8/1/2029 247,621
87,000 4.900%,  5/1/2033 87,908
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
496,000 4.750%,  1/15/2029
a
485,070
CVS Health Corporation
272,000 6.050%,  6/1/2054 283,775
120,000 5.000%,  2/20/2026 120,819
102,000 4.300%,  3/25/2028 101,725
408,000 4.780%,  3/25/2038 384,952
435,000 6.000%,  6/1/2044 449,606
Diageo Capital plc
148,000 2.000%,  4/29/2030 131,910
250,000 5.625%,  10/5/2033 269,414
Edgewell Personal Care Company
260,000 5.500%,  6/1/2028
a
258,477
Eli Lilly & Company
272,000 5.000%,  2/9/2054 276,534
265,000 4.700%,  2/27/2033 272,624
Embecta Corporation
134,000 6.750%,  2/15/2030
a
126,897
Encompass Health Corporation
155,000 4.500%,  2/1/2028 152,136
Endo Finance Holdings, Inc.
120,000 8.500%,  4/15/2031
a,e
128,584
Energizer Holdings, Inc.
243,000 4.375%,  3/31/2029
a
230,121
Envista Holdings Corporation,
Convertible
24,000 2.375%,  6/1/2025 26,057
254,000 1.750%,  8/15/2028 229,394
Fortrea Holdings, Inc.
108,000 7.500%,  7/1/2030
a,e
108,709
GE HealthCare Technologies, Inc.
216,000 6.377%,  11/22/2052 252,569
General Mills, Inc.
53,000 4.950%,  3/29/2033 54,365
Gilead Sciences, Inc.
131,000 5.250%,  10/15/2033 138,167
Principal
Amount Long-Term Fixed Income  70.0% Value
Consumer Non-Cyclical  3.2% - continued
HCA, Inc.
$ 125,000 5.950%,  9/15/2054 $ 131,314
Herbalife Nutrition, Ltd./HLF
Financing, Inc.
118,000 7.875%,  9/1/2025
a
117,562
HLF Financing SARL, LLC/
Herbalife International, Inc.
221,000 4.875%,  6/1/2029
a
139,049
Insulet Corporation, Convertible
583,000 0.375%,  9/1/2026 695,811
Integer Holdings Corporation,
Convertible
455,000 2.125%,  2/15/2028 717,308
Jazz Investments I, Ltd.,
Convertible
812,000 2.000%,  6/15/2026 809,158
388,000 3.125%,  9/15/2030
a
404,102
Jazz Securities DAC
79,000 4.375%,  1/15/2029
a
76,402
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
348,000 2.500%,  1/15/2027 332,941
165,000 3.625%,  1/15/2032 150,851
Johnson & Johnson
272,000 5.250%,  6/1/2054 294,599
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
119,000 9.000%,  2/15/2029
a
123,749
Keurig Dr Pepper, Inc.
160,000 3.200%,  5/1/2030 151,005
264,000 5.300%,  3/15/2034 276,170
Kraft Heinz Foods Company
134,000 6.750%,  3/15/2032 151,526
Kroger Company
130,000 4.500%,  1/15/2029 131,332
LifePoint Health, Inc.
138,000 9.875%,  8/15/2030
a
151,939
151,000 11.000%,  10/15/2030
a
170,386
Mattel, Inc.
430,000 3.375%,  4/1/2026
a
420,342
Medline Borrower, LP/Medline Co-
Issuer, Inc.
271,000 6.250%,  4/1/2029
a
279,220
Medtronic Global Holdings SCA
127,000 4.500%,  3/30/2033 127,708
Mozart Debt Merger Sub, Inc.
362,000 3.875%,  4/1/2029
a
342,729
147,000 5.250%,  10/1/2029
a
144,234
MPH Acquisition Holdings, LLC
118,000 5.500%,  9/1/2028
a
85,084
Nestle Capital Corporation
150,000 5.100%,  3/12/2054
a
156,278
Newell Brands, Inc.
124,000 6.375%,  9/15/2027
e
125,414
123,000 6.625%,  9/15/2029 124,531
Novartis Capital Corporation
318,000 4.700%,  9/18/2054 311,208
Organon & Company/Organon
Foreign Debt Co-Issuer BV
164,000 4.125%,  4/30/2028
a
157,700
465,000 5.125%,  4/30/2031
a,e
438,086

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  70.0% Value
Consumer Non-Cyclical  3.2% - continued
Owens & Minor, Inc.
$ 207,000 6.625%,  4/1/2030
a,e
$ 200,934
PepsiCo, Inc.
258,000 5.250%,  7/17/2054 272,919
Performance Food Group, Inc.
179,000 4.250%,  8/1/2029
a
170,219
Perrigo Finance Unlimited
Company
207,000 4.900%,  6/15/2030 201,604
Philip Morris International, Inc.
260,000 4.875%,  2/15/2028 265,799
140,000 5.625%,  11/17/2029 148,667
136,000 5.125%,  2/13/2031 141,358
140,000 5.750%,  11/17/2032 150,469
204,000 5.250%,  2/13/2034 211,857
Post Holdings, Inc.
179,000 4.625%,  4/15/2030
a
171,278
298,000 4.500%,  9/15/2031
a
278,394
Post Holdings, Inc., Convertible
439,000 2.500%,  8/15/2027 521,971
Roche Holdings, Inc.
203,000 5.218%,  3/8/2054
a,e
213,283
140,000 1.930%,  12/13/2028
a
128,857
200,000 2.076%,  12/13/2031
a
172,762
Royalty Pharma plc
296,000 1.200%,  9/2/2025 286,711
189,000 5.150%,  9/2/2029 193,856
Scotts Miracle-Gro Company
91,000 4.500%,  10/15/2029 87,505
Simmons Foods, Inc.
486,000 4.625%,  3/1/2029
a
461,099
Sotera Health Holdings, LLC
124,000 7.375%,  6/1/2031
a
128,775
Spectrum Brands, Inc.,
Convertible
255,000 3.375%,  6/1/2029
a
263,987
Star Parent, Inc.
129,000 9.000%,  10/1/2030
a
138,492
Sysco Corporation
131,000 5.950%,  4/1/2030 140,652
Takeda Pharmaceutical Company,
Ltd.
200,000 5.650%,  7/5/2054 210,045
291,000 5.000%,  11/26/2028 298,348
200,000 5.650%,  7/5/2044 210,437
Tenet Healthcare Corporation
855,000 5.125%,  11/1/2027 851,768
374,000 4.375%,  1/15/2030 358,828
Teva Pharmaceutical Finance
Netherlands III BV
292,000 3.150%,  10/1/2026 280,672
Topgolf Callaway Brands
Corporation, Convertible
190,000 2.750%,  5/1/2026 193,040
Unilever Capital Corporation
175,000 5.000%,  12/8/2033 184,007
US Acute Care Solutions, LLC
118,000 9.750%,  5/15/2029
a
122,220
Varex Imaging Corporation,
Convertible
58,000 4.000%,  6/1/2025 57,597
Viterra Finance BV
275,000 3.200%,  4/21/2031
a
251,522
Principal
Amount Long-Term Fixed Income  70.0% Value
Consumer Non-Cyclical  3.2% - continued
Winnebago Industries, Inc.,
Convertible
$ 270,000 3.250%,  1/15/2030
a
$ 264,735
Wyeth, LLC
326,000 6.500%,  2/1/2034 375,531
Zoetis, Inc.
202,000 5.600%,  11/16/2032 216,317
Total 31,609,507
Energy  2.7%
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
254,000 5.375%,  6/15/2029
a
251,330
Apache Corporation
201,000 4.375%,  10/15/2028 197,200
Archrock Partners, LP/Archrock
Partners Finance Corporation
141,000 6.250%,  4/1/2028
a
141,701
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
247,000 8.250%,  12/31/2028
a
253,045
121,000 5.875%,  6/30/2029
a
119,536
Baytex Energy Corporation
269,000 8.500%,  4/30/2030
a
278,796
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
193,000 7.000%,  7/15/2029
a
200,640
BP Capital Markets America, Inc.
423,000 4.234%,  11/6/2028 424,518
187,000 4.812%,  2/13/2033 189,501
BP Capital Markets plc
242,000 4.875%,  3/22/2030
b,h
239,375
274,000 6.450%,  12/1/2033
b,h
288,230
Buckeye Partners, LP
170,000 4.500%,  3/1/2028
a
164,868
237,000 6.875%,  7/1/2029
a
242,823
California Resources Corporation
145,000 8.250%,  6/15/2029
a
147,766
Cheniere Energy Partners, LP
132,000 4.500%,  10/1/2029 130,195
133,000 3.250%,  1/31/2032 118,931
208,000 5.950%,  6/30/2033 220,094
Cheniere Energy, Inc.
118,000 5.650%,  4/15/2034
a
122,084
Civitas Resources, Inc.
193,000 8.375%,  7/1/2028
a
200,618
181,000 8.750%,  7/1/2031
a
191,595
CNX Resources Corporation
155,000 6.000%,  1/15/2029
a
155,839
CNX Resources Corporation,
Convertible
316,000 2.250%,  5/1/2026 805,800
Columbia Pipelines Holding
Company, LLC
143,000 6.055%,  8/15/2026
a
146,492
271,000 6.042%,  8/15/2028
a
283,355
Comstock Resources, Inc.
240,000 6.750%,  3/1/2029
a
233,576
252,000 5.875%,  1/15/2030
a
235,642
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
309,000 5.500%,  6/15/2031
a
303,075

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  70.0% Value
Energy  2.7% - continued
Crescent Energy Finance, LLC
$ 370,000 7.625%,  4/1/2032
a
$ 370,117
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
269,000 8.625%,  3/15/2029
a
283,027
Diamond Foreign Asset Company/
Diamond Finance, LLC
98,000 8.500%,  10/1/2030
a
102,396
Diamondback Energy, Inc.
322,000 5.750%,  4/18/2054 324,470
DT Midstream, Inc.
201,000 4.125%,  6/15/2029
a
192,265
Enbridge, Inc.
260,000 7.375%,  1/15/2083
b
267,846
263,000 7.625%,  1/15/2083
b
280,927
204,000 5.950%,  4/5/2054 215,755
66,000 5.700%,  3/8/2033 69,561
Enerflex, Ltd.
89,000 9.000%,  10/15/2027
a
91,813
Energy Transfer, LP
139,000 5.950%,  5/15/2054 142,260
457,000 8.000%,  5/15/2054
b
491,718
136,000 6.050%,  9/1/2054 140,889
290,000 6.500%,  11/15/2026
b,h
289,306
134,000 4.400%,  3/15/2027 134,213
83,000 7.125%,  5/15/2030
b,h
84,787
136,000 6.400%,  12/1/2030 148,158
106,000 5.600%,  9/1/2034 110,126
Enterprise Products Operating,
LLC
195,000 5.550%,  2/16/2055 201,437
130,000 4.150%,  10/16/2028 129,924
280,000
8.343%,  (TSFR3M +
3.248%), 8/16/2077
b
279,993
EQM Midstream Partners, LP
539,000 4.750%,  1/15/2031
a
521,918
Genesis Energy LP/Genesis
Energy Finance Corporation
193,000 8.875%,  4/15/2030 202,887
288,000 7.875%,  5/15/2032 293,226
Harvest Midstream I, LP
301,000 7.500%,  9/1/2028
a
308,021
Hess Midstream Operations, LP
269,000 4.250%,  2/15/2030
a
256,854
Hilcorp Energy I, LP/Hilcorp
Finance Company
324,000 5.750%,  2/1/2029
a
315,201
119,000 6.000%,  4/15/2030
a
115,993
104,000 6.250%,  4/15/2032
a
101,226
Howard Midstream Energy
Partners, LLC
338,000 7.375%,  7/15/2032
a
350,067
ITT Holdings, LLC
215,000 6.500%,  8/1/2029
a
203,681
Kinder Morgan, Inc.
256,000 5.950%,  8/1/2054 265,669
Kodiak Gas Services, LLC
150,000 7.250%,  2/15/2029
a
155,235
Laredo Petroleum, Inc.
208,000 7.750%,  7/31/2029
a
206,947
MEG Energy Corporation
169,000 5.875%,  2/1/2029
a
165,326
MPLX, LP
325,000 1.750%,  3/1/2026 312,981
Principal
Amount Long-Term Fixed Income  70.0% Value
Energy  2.7% - continued
$ 65,000 5.000%,  3/1/2033 $ 65,036
111,000 5.500%,  6/1/2034 114,039
Nabors Industries, Inc.
119,000 7.375%,  5/15/2027
a
119,265
306,000 9.125%,  1/31/2030
a
315,577
National Fuel Gas Company
295,000 5.500%,  1/15/2026
e
297,662
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
99,000 8.125%,  2/15/2029
a
101,509
148,000 8.375%,  2/15/2032
a
152,522
Noble Finance II, LLC
120,000 8.000%,  4/15/2030
a
123,815
Northern Oil and Gas, Inc.
270,000 8.750%,  6/15/2031
a
281,344
Northern Oil and Gas, Inc.,
Convertible
454,000 3.625%,  4/15/2029 518,241
NuStar Logistics, LP
241,000 6.375%,  10/1/2030 250,067
Occidental Petroleum Corporation
93,000 5.000%,  8/1/2027 94,280
268,000 8.875%,  7/15/2030 316,126
ONEOK, Inc.
261,000 5.700%,  11/1/2054 259,515
134,000 5.650%,  11/1/2028 140,055
177,000 4.750%,  10/15/2031 177,000
Ovintiv, Inc.
166,000 5.650%,  5/15/2028 171,243
PBF Holding Company, LLC/PBF
Finance Corporation
197,000 6.000%,  2/15/2028 194,461
Permian Resources Operating,
LLC, Convertible
137,000 3.250%,  4/1/2028 324,909
Pioneer Natural Resources
Company
195,000 1.900%,  8/15/2030 170,962
Plains All American Pipeline, LP
150,000
9.490%,  (TSFR3M +
4.372%), 11/1/2024
b,h
149,354
Plains All American Pipeline, LP/
PAA Finance Corporation
317,000 4.650%,  10/15/2025 316,496
Prairie Acquiror, LP
199,000 9.000%,  8/1/2029
a
205,464
Precision Drilling Corporation
122,000 6.875%,  1/15/2029
a
121,746
Range Resources Corporation
217,000 4.750%,  2/15/2030
a
209,320
Rockies Express Pipeline, LLC
310,000 4.950%,  7/15/2029
a
296,480
Saturn Oil & Gas, Inc.
141,000 9.625%,  6/15/2029
a
139,299
Schlumberger Holdings
Corporation
81,000 4.300%,  5/1/2029
a
81,015
SM Energy Company
185,000 6.500%,  7/15/2028 184,797
83,000 7.000%,  8/1/2032
a
83,321
South Bow USA Infrastructure
Holdings, LLC
75,000 5.584%,  10/1/2034
a
75,721

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  70.0% Value
Energy  2.7% - continued
Southwestern Energy Company
$ 192,000 4.750%,  2/1/2032 $ 183,671
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
119,000 5.875%,  3/1/2027 118,798
Suncor Energy, Inc.
131,000 7.150%,  2/1/2032 147,796
Sunoco, LP
358,000 7.000%,  5/1/2029
a
374,045
Sunoco, LP/Sunoco Finance
Corporation
171,000 5.875%,  3/15/2028 171,854
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
330,000 5.500%,  1/15/2028
a
319,498
180,000 7.375%,  2/15/2029
a
182,030
Talos Production, Inc.
127,000 9.000%,  2/1/2029
a
130,767
Targa Resources Partners, LP
359,000 4.875%,  2/1/2031 356,357
Teine Energy, Ltd.
250,000 6.875%,  4/15/2029
a
246,130
TGNR Intermediate Holdings, LLC
287,000 5.500%,  10/15/2029
a
272,684
TotalEnergies Capital SA
408,000 5.488%,  4/5/2054 421,645
TransCanada Trust
600,000 5.875%,  8/15/2076
b
595,701
Transocean, Inc.
126,650 8.750%,  2/15/2030
a
132,049
UGI Corporation, Convertible
169,000 5.000%,  6/1/2028
a
179,739
USA Compression Partners, LP/
USA Compression Finance
Corporation
209,000 7.125%,  3/15/2029
a
215,260
Valaris, Ltd.
268,000 8.375%,  4/30/2030
a
276,041
Venture Global Calcasieu Pass,
LLC
374,000 3.875%,  8/15/2029
a
353,442
220,000 4.125%,  8/15/2031
a
204,541
Venture Global LNG, Inc.
445,000 8.125%,  6/1/2028
a
463,921
181,000 9.000%,  9/30/2029
a,b,h
183,467
549,000 8.375%,  6/1/2031
a
579,703
312,000 9.875%,  2/1/2032
a
346,692
Viridien SA
60,000 8.750%,  4/1/2027
a
58,474
Williams Companies, Inc.
261,000 4.900%,  3/15/2029 265,186
131,000 2.600%,  3/15/2031 115,761
Total 27,358,738
Financials  8.3%
Acrisure, LLC/Acrisure Finance,
Inc.
84,000 4.250%,  2/15/2029
a
79,354
118,000 7.500%,  11/6/2030
a
121,433
AerCap Holdings NV
280,000 5.875%,  10/10/2079
b
279,995
Principal
Amount Long-Term Fixed Income  70.0% Value
Financials  8.3% - continued
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
$ 210,000 6.950%,  3/10/2055
b
$ 217,725
200,000 6.500%,  7/15/2025 202,043
150,000 6.100%,  1/15/2027 155,319
207,000 5.750%,  6/6/2028 215,744
362,000 3.000%,  10/29/2028 341,958
Agree, LP
137,000 5.625%,  6/15/2034 143,320
Air Lease Corporation
152,000 2.300%,  2/1/2025 150,494
270,000 4.650%,  6/15/2026
b,h
263,193
162,000 3.125%,  12/1/2030 148,241
Aircastle, Ltd.
274,000 5.250%,  6/15/2026
a,b,h
271,943
163,000 2.850%,  1/26/2028
a
152,470
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
121,000 4.250%,  10/15/2027
a
115,835
150,000 6.750%,  4/15/2028
a
152,429
168,000 7.000%,  1/15/2031
a
172,636
Ally Financial, Inc.
390,000 4.700%,  5/15/2026
b,h
339,862
405,000 8.000%,  11/1/2031 458,508
188,000 6.700%,  2/14/2033 192,267
American Express Company
255,000 3.550%,  9/15/2026
b,h
241,658
10,000 6.338%,  10/30/2026
b
10,198
351,000 2.550%,  3/4/2027 338,852
American Homes 4 Rent, LP
157,000 2.375%,  7/15/2031 134,843
American International Group, Inc.
271,000 5.125%,  3/27/2033 279,277
AmWINS Group, Inc.
99,000 6.375%,  2/15/2029
a
101,415
293,000 4.875%,  6/30/2029
a
280,956
Aon North America, Inc.
272,000 5.750%,  3/1/2054 288,140
Apollo Debt Solutions BDC
214,000 6.700%,  7/29/2031
a,e
220,466
Arbor Realty Trust, Inc.,
Convertible
26,000 7.500%,  8/1/2025 26,422
Ares Capital Corporation
76,000 4.250%,  3/1/2025 75,673
340,000 2.150%,  7/15/2026 323,094
168,000 5.875%,  3/1/2029 172,036
Ares Strategic Income Fund
187,000 5.600%,  2/15/2030
a,d
185,520
Arthur J. Gallagher & Company
204,000 5.750%,  7/15/2054 212,940
Assurant, Inc.
193,000 6.100%,  2/27/2026 195,153
Aviation Capital Group, LLC
131,000 4.875%,  10/1/2025
a
130,866
Avolon Holdings Funding, Ltd.
301,000 4.250%,  4/15/2026
a
297,887
278,000 5.750%,  3/1/2029
a
286,572
Banco Santander Mexico SA
89,000 5.375%,  4/17/2025
a
89,133
Banco Santander SA
110,000 4.750%,  11/12/2026
b,e,h
104,718
200,000 4.175%,  3/24/2028
b
198,089

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  70.0% Value
Financials  8.3% - continued
$ 200,000 6.921%,  8/8/2033 $ 221,310
Bank of America Corporation
220,000 6.100%,  3/17/2025
b,h
220,304
373,000 1.319%,  6/19/2026
b
363,812
298,000 1.197%,  10/24/2026
b
287,580
325,000 6.125%,  4/27/2027
b,h
332,313
196,000 1.734%,  7/22/2027
b
187,119
278,000 4.376%,  4/27/2028
b
278,440
392,000 3.593%,  7/21/2028
b
384,780
214,000 4.948%,  7/22/2028
b
217,761
230,000 5.819%,  9/15/2029
b
242,048
523,000 3.974%,  2/7/2030
b
513,892
454,000 2.687%,  4/22/2032
b
404,909
204,000 2.572%,  10/20/2032
b
178,874
290,000 2.972%,  2/4/2033
b
259,707
207,000 5.468%,  1/23/2035
b
217,682
529,000 5.425%,  8/15/2035
b
542,279
141,000 3.846%,  3/8/2037
b
130,338
Bank of Montreal
195,000 5.203%,  2/1/2028 201,082
140,000 3.088%,  1/10/2037
b
120,817
Bank of New York Mellon
Corporation
132,000 6.317%,  10/25/2029
b
141,985
214,000 4.596%,  7/26/2030
b
217,114
134,000 6.474%,  10/25/2034
b
151,448
Bank of Nova Scotia
354,000 4.900%,  6/4/2025
b,h
349,171
Barclays plc
243,000 6.125%,  12/15/2025
b,h
242,181
179,000 2.852%,  5/7/2026
b
176,646
200,000 5.501%,  8/9/2028
b
205,166
193,000 4.972%,  5/16/2029
b
195,147
289,000 4.942%,  9/10/2030
b
291,388
200,000 6.224%,  5/9/2034
b
215,473
136,000 7.119%,  6/27/2034
b
151,441
BlackRock Funding, Inc.
136,000 5.250%,  3/14/2054 140,921
Blackstone Mortgage Trust, Inc.,
Convertible
41,000 5.500%,  3/15/2027 38,847
Blue Owl Capital Corporation II
136,000 8.450%,  11/15/2026
a
142,794
Blue Owl Credit Income
Corporation
214,000 4.700%,  2/8/2027 209,977
Blue Owl Technology Finance
Corporation
68,000 4.750%,  12/15/2025
a
67,076
196,000 3.750%,  6/17/2026
a
188,632
Blue Owl Technology Finance
Corporation II
68,000 6.750%,  4/4/2029
a
68,318
BNP Paribas SA
188,000 2.819%,  11/19/2025
a,b
187,281
200,000 3.132%,  1/20/2033
a,b
178,571
BPCE SA
152,000 2.375%,  1/14/2025
a
150,761
Brixmor Operating Partnership, LP
262,000 2.250%,  4/1/2028 241,576
Burford Capital Global Finance,
LLC
286,000 9.250%,  7/1/2031
a
307,765
Principal
Amount Long-Term Fixed Income  70.0% Value
Financials  8.3% - continued
Camden Property Trust
$ 127,000 4.900%,  1/15/2034 $ 127,794
Canadian Imperial Bank of
Commerce
120,000 5.926%,  10/2/2026 123,984
Capital One Financial Corporation
140,000 3.950%,  9/1/2026
b,h
131,900
217,000 3.273%,  3/1/2030
b
204,022
Capital One NA
228,000 2.280%,  1/28/2026
b
225,754
Castlelake Aviation Finance DAC
117,000 5.000%,  4/15/2027
a
117,299
Centene Corporation
544,000 3.000%,  10/15/2030 487,003
272,000 2.625%,  8/1/2031 233,233
Charles Schwab Corporation
537,000 5.375%,  6/1/2025
b,h
536,100
255,000 0.900%,  3/11/2026 242,911
300,000 4.000%,  6/1/2026
b,h
287,757
140,000 5.875%,  8/24/2026 144,049
196,000 2.000%,  3/20/2028 182,641
135,000 6.136%,  8/24/2034
b
147,577
Citibank NA
250,000 5.570%,  4/30/2034 266,701
Citigroup, Inc.
215,000 4.000%,  12/10/2025
b,h
210,497
415,000 3.875%,  2/18/2026
b,h
399,428
451,000 1.122%,  1/28/2027
b
431,472
263,000 1.462%,  6/9/2027
b
250,569
286,000 3.070%,  2/24/2028
b
277,965
133,000 7.375%,  5/15/2028
b,h
139,618
271,000 7.625%,  11/15/2028
b,h
289,529
522,000 4.075%,  4/23/2029
b
516,879
165,000 7.125%,  8/15/2029
b,h
171,755
136,000 6.174%,  5/25/2034
b
145,111
240,000 7.000%,  8/15/2034
b,h
256,826
Citizens Financial Group, Inc.
275,000 4.000%,  10/6/2026
b,h
259,913
116,000 5.718%,  7/23/2032
b
120,298
CNA Financial Corporation
272,000 5.125%,  2/15/2034 278,146
Coinbase Global, Inc., Convertible
316,000 0.500%,  6/1/2026 309,206
444,000 0.250%,  4/1/2030
a
401,598
Comerica, Inc.
160,000 5.625%,  7/1/2025
b,h
158,955
74,000 5.982%,  1/30/2030
b
76,286
Commonwealth Bank of Australia
156,000 2.688%,  3/11/2031
a
137,344
Cooperatieve Rabobank UA
149,000 1.339%,  6/24/2026
a,b
145,213
COPT Defense Properties, LP
265,000 2.250%,  3/15/2026 255,954
COPT Defense Properties, LP,
Convertible
109,000 5.250%,  9/15/2028
a
125,459
Corebridge Financial, Inc.
272,000 6.375%,  9/15/2054
b
274,799
196,000 6.875%,  12/15/2052
b
202,891
134,000 6.050%,  9/15/2033 142,868
123,000 5.750%,  1/15/2034 129,643
Credit Acceptance Corporation
224,000 9.250%,  12/15/2028
a
239,547

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  70.0% Value
Financials  8.3% - continued
Credit Agricole SA
$ 131,000 3.250%,  1/14/2030
a
$ 121,442
Credit Suisse Group AG
130,000 7.250%,  12/29/2049
*,i
13,000
150,000 7.500%,  12/29/2049
*,i
15,000
Dai-ichi Life Insurance Company,
Ltd.
388,000 5.100%,  10/28/2024
a,b,h
387,794
Deutsche Bank AG/New York, NY
444,000 2.129%,  11/24/2026
b
429,963
250,000 2.311%,  11/16/2027
b
237,840
190,000 6.819%,  11/20/2029
b
204,528
214,000 3.742%,  1/7/2033
b
187,301
Discover Bank
260,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
b
268,481
Discover Financial Services
71,000 6.700%,  11/29/2032 78,007
Diversified Healthcare Trust
143,000 Zero Coupon,  1/15/2026
a
131,642
Drawbridge Special Opportunities
Fund, LP
412,000 3.875%,  2/15/2026
a
401,417
Elevance Health, Inc.
272,000 5.650%,  6/15/2054 287,044
411,000 2.550%,  3/15/2031 367,898
Encore Capital Group, Inc.,
Convertible
321,000 4.000%,  3/15/2029 323,408
Extra Space Storage, LP
121,000 5.900%,  1/15/2031 128,351
135,000 2.400%,  10/15/2031 116,139
Fairfax Financial Holdings, Ltd.
204,000 6.350%,  3/22/2054
a
218,016
Federal Realty OP, LP, Convertible
187,000 3.250%,  1/15/2029
a
197,316
Fifth Third Bancorp
320,000 4.500%,  9/30/2025
b,h
316,321
144,000 4.772%,  7/28/2030
b
145,112
Fifth Third Bank NA
343,000 3.850%,  3/15/2026 339,344
First Horizon Bank
198,000 5.750%,  5/1/2030
e
201,040
FirstCash, Inc.
294,000 5.625%,  1/1/2030
a
291,304
Five Corners Funding Trust III
180,000 5.791%,  2/15/2033
a
193,148
Fortress Transportation and
Infrastructure Investors, LLC
123,000 5.500%,  5/1/2028
a
122,486
223,000 7.000%,  5/1/2031
a
235,044
169,000 7.000%,  6/15/2032
a
177,399
Freedom Mortgage Corporation
122,000 7.625%,  5/1/2026
a
123,089
Freedom Mortgage Holdings, LLC
274,000 9.250%,  2/1/2029
a
284,808
118,000 9.125%,  5/15/2031
a
121,317
FS KKR Capital Corporation
132,000 3.400%,  1/15/2026 128,685
132,000 2.625%,  1/15/2027 124,149
GGAM Finance, Ltd.
124,000 8.000%,  6/15/2028
a
132,910
Principal
Amount Long-Term Fixed Income  70.0% Value
Financials  8.3% - continued
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
$ 365,000 3.750%,  12/15/2027
a
$ 340,249
goeasy, Ltd.
196,000 9.250%,  12/1/2028
a
211,026
122,000 7.625%,  7/1/2029
a
126,394
Goldman Sachs BDC, Inc.
122,000 6.375%,  3/11/2027 125,751
Goldman Sachs Group, Inc.
190,000
7.379%,  (H15T 5Y +
3.623%), 2/10/2025
b,h
190,545
148,000 3.500%,  4/1/2025 147,084
222,000 0.855%,  2/12/2026
b
218,448
195,000 3.650%,  8/10/2026
b,h
184,847
255,000 4.125%,  11/10/2026
b,h
244,267
456,000 1.948%,  10/21/2027
b
434,711
140,000 2.640%,  2/24/2028
b
134,566
155,000 3.615%,  3/15/2028
b
152,495
278,000 4.482%,  8/23/2028
b
279,469
261,000 3.814%,  4/23/2029
b
255,883
131,000 3.800%,  3/15/2030 127,441
131,000 2.615%,  4/22/2032
b
115,767
132,000 2.383%,  7/21/2032
b
114,477
163,000 6.125%,  11/10/2034
b,h
163,707
261,000 5.330%,  7/23/2035
b
270,366
Hartford Financial Services Group,
Inc.
130,000 2.800%,  8/19/2029 121,219
125,000
7.505%,  (TSFR3M +
2.387%), 2/12/2047
a,b
115,786
HAT Holdings I, LLC/HAT Holdings
II, LLC, Convertible
30,000 Zero Coupon,  5/1/2025
a
31,785
126,000 3.750%,  8/15/2028
a
173,439
Health Care Service Corporation
207,000 5.450%,  6/15/2034
a
215,266
HSBC Holdings plc
187,000 2.633%,  11/7/2025
b
186,442
200,000 6.161%,  3/9/2029
b
210,569
365,000 4.583%,  6/19/2029
b
365,468
159,000 2.804%,  5/24/2032
b
140,680
HUB International, Ltd.
344,000 7.250%,  6/15/2030
a
358,407
Huntington Bancshares, Inc./OH
390,000 4.450%,  10/15/2027
b,h
371,996
331,000 5.709%,  2/2/2035
b
344,589
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
190,000 6.250%,  5/15/2026 188,518
335,000 5.250%,  5/15/2027 321,011
ING Groep NV
258,000 1.726%,  4/1/2027
b
247,599
200,000 6.083%,  9/11/2027
b
206,150
Intercontinental Exchange, Inc.
215,000 4.350%,  6/15/2029 216,724
Intesa Sanpaolo SPA
150,000 4.198%,  6/1/2032
a,b
133,684
Invitation Homes Operating
Partnership, LP
227,000 2.000%,  8/15/2031 190,521
J.P. Morgan Chase & Company
210,000 4.600%,  2/1/2025
b,h
208,178
177,000 4.000%,  4/1/2025
b,h
174,649

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  70.0% Value
Financials  8.3% - continued
$ 295,000 3.650%,  6/1/2026
b,e,h
$ 285,395
371,000 1.045%,  11/19/2026
b
356,506
261,000 1.578%,  4/22/2027
b
250,030
392,000 4.005%,  4/23/2029
b
387,818
133,000 2.069%,  6/1/2029
b
123,049
523,000 4.493%,  3/24/2031
b
525,804
140,000 2.963%,  1/25/2033
b
125,987
145,000 4.912%,  7/25/2033
b
148,100
140,000 5.717%,  9/14/2033
b
148,437
149,000 5.350%,  6/1/2034
b
155,916
147,000 6.254%,  10/23/2034
b
163,492
69,000 5.336%,  1/23/2035
b
72,122
228,000 5.766%,  4/22/2035
b
245,697
J.P. Morgan Chase Bank NA
250,000 5.110%,  12/8/2026 255,621
Jane Street Group/JSG Finance,
Inc.
191,000 4.500%,  11/15/2029
a
183,841
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
120,000 5.000%,  8/15/2028
a
114,097
Jefferson Capital Holdings, LLC
99,000 6.000%,  8/15/2026
a
99,011
247,000 9.500%,  2/15/2029
a
263,720
KeyBank NA/Cleveland, OH
196,000 3.900%,  4/13/2029 187,457
250,000 5.000%,  1/26/2033 247,728
Kilroy Realty, LP
196,000 4.250%,  8/15/2029 187,665
97,000 6.250%,  1/15/2036 99,317
Kite Realty Group, LP, Convertible
13,000 0.750%,  4/1/2027
a
14,556
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance
Corporation
124,000 4.250%,  2/1/2027
a
120,952
325,000 4.750%,  6/15/2029
a
317,419
Liberty Mutual Group, Inc.
68,000 4.125%,  12/15/2051
a,b
64,328
Lincoln National Corporation
300,000
7.721%,  (TSFR3M +
2.619%), 11/18/2024
b
238,620
Lloyds Banking Group plc
440,000 1.627%,  5/11/2027
b
420,421
M&T Bank Corporation
406,000 3.500%,  9/1/2026
b,h
360,438
Macquarie Airfinance Holdings,
Ltd.
207,000 6.400%,  3/26/2029
a
215,444
149,000 5.150%,  3/17/2030
a
149,324
58,000 6.500%,  3/26/2031
a
61,224
Macquarie Group, Ltd.
264,000 1.629%,  9/23/2027
a,b
249,671
Manufacturers & Traders Trust
Company
260,000 4.700%,  1/27/2028 261,368
Marsh & McLennan Companies,
Inc.
135,000 2.375%,  12/15/2031 118,143
MetLife, Inc.
320,000 3.850%,  9/15/2025
b,h
314,834
205,000 5.875%,  3/15/2028
b,h
208,600
261,000 6.400%,  12/15/2036 276,732
Principal
Amount Long-Term Fixed Income  70.0% Value
Financials  8.3% - continued
Metropolitan Life Global Funding I
$ 244,000 2.950%,  4/9/2030
a
$ 227,526
Mid-America Apartments, LP
261,000 4.200%,  6/15/2028 260,337
Mitsubishi UFJ Financial Group,
Inc.
260,000 1.538%,  7/20/2027
b
247,514
Mizuho Financial Group, Inc.
343,000 1.554%,  7/9/2027
b
326,319
278,000 2.564%,  9/13/2031 238,586
135,000 5.748%,  7/6/2034
b
143,993
Molina Healthcare, Inc.
312,000 4.375%,  6/15/2028
a
303,318
Morgan Stanley
268,000 1.164%,  10/21/2025
b
267,456
250,000 2.630%,  2/18/2026
b
247,627
302,000 2.188%,  4/28/2026
b
297,271
148,000 0.985%,  12/10/2026
b
141,812
260,000 1.593%,  5/4/2027
b
248,791
262,000 1.512%,  7/20/2027
b
249,153
98,000 5.123%,  2/1/2029
b
100,474
392,000 3.622%,  4/1/2031
b
376,385
140,000 2.943%,  1/21/2033
b
125,055
144,000 4.889%,  7/20/2033
b
145,799
132,000 5.250%,  4/21/2034
b
136,328
156,000 5.424%,  7/21/2034
b
162,685
109,000 5.831%,  4/19/2035
b
117,082
283,000 2.484%,  9/16/2036
b
236,800
MPT Operating Partnership, LP/
MPT Finance Corporation
285,000 4.625%,  8/1/2029
e
229,235
Nasdaq, Inc.
143,000 5.350%,  6/28/2028 148,560
Nationstar Mortgage Holdings,
Inc.
59,000 5.500%,  8/15/2028
a
58,406
186,000 5.125%,  12/15/2030
a
178,430
NatWest Group plc
131,000 4.892%,  5/18/2029
b
132,364
197,000 3.754%,  11/1/2029
b
196,699
350,000 6.475%,  6/1/2034
b
368,310
Navient Corporation
72,000 5.000%,  3/15/2027 71,363
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
78,000 4.500%,  9/30/2028
a
73,202
New Mountain Finance
Corporation, Convertible
39,000 7.500%,  10/15/2025 39,293
New York Life Global Funding
134,000 4.550%,  1/28/2033
a
134,571
137,000 5.000%,  1/9/2034
a
141,578
Nippon Life Insurance Company
675,000 5.950%,  4/16/2054
a,b
704,918
640,000 5.100%,  10/16/2044
a,b
639,708
NNN REIT, Inc.
131,000 2.500%,  4/15/2030 117,737
Nomura Holdings, Inc.
200,000 2.172%,  7/14/2028 183,317
227,000 5.783%,  7/3/2034 238,485
Omega Healthcare Investors, Inc.
127,000 4.750%,  1/15/2028 126,786
130,000 3.375%,  2/1/2031 118,451

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  70.0% Value
Financials  8.3% - continued
OneMain Finance Corporation
$ 460,000 3.500%,  1/15/2027 $ 439,678
540,000 3.875%,  9/15/2028 500,861
Panther Escrow Issuer, LLC
346,000 7.125%,  6/1/2031
a
362,923
Park Intermediate Holdings, LLC
328,000 4.875%,  5/15/2029
a
318,249
Pebblebrook Hotel Trust,
Convertible
578,000 1.750%,  12/15/2026 530,026
Pine Street Trust III
100,000 6.223%,  5/15/2054
a
108,405
PNC Bank NA
130,000 2.700%,  10/22/2029 119,080
PNC Financial Services Group,
Inc.
196,000 6.200%,  9/15/2027
b,h
199,527
145,000 5.582%,  6/12/2029
b
150,928
266,000 6.250%,  3/15/2030
b,h
270,121
301,000 5.492%,  5/14/2030
b
314,535
134,000 6.875%,  10/20/2034
b
153,427
PRA Group, Inc.
188,000 8.375%,  2/1/2028
a
194,638
Prologis Targeted US Logistics
Fund, LP
196,000 5.250%,  4/1/2029
a
201,862
128,000 5.250%,  1/15/2035
a
130,905
Prologis, LP
165,000 5.250%,  3/15/2054 167,553
Provident Financing Trust I
155,000 7.405%,  3/15/2038 166,619
Prudential Financial, Inc.
142,000 5.125%,  3/1/2052
b
140,911
198,000 6.750%,  3/1/2053
b
214,916
477,000 6.500%,  3/15/2054
b
509,796
160,000 3.700%,  10/1/2050
b
147,739
Realty Income Corporation
132,000 4.875%,  6/1/2026 133,143
282,000 3.200%,  1/15/2027 275,686
196,000 3.950%,  8/15/2027 194,801
Redwood Trust, Inc., Convertible
42,000 7.750%,  6/15/2027 41,874
Regency Centers, LP
206,000 5.250%,  1/15/2034 212,644
Regions Financial Corporation
129,000 2.250%,  5/18/2025 126,727
245,000 5.750%,  6/15/2025
b,h
243,939
88,000 5.502%,  9/6/2035
b
89,552
Reinsurance Group of America,
Inc.
134,000 6.000%,  9/15/2033 143,605
226,000 5.750%,  9/15/2034 238,071
Rexford Industrial Realty, LP,
Convertible
232,000 4.375%,  3/15/2027
a
240,816
151,000 4.125%,  3/15/2029
a,e
159,909
RGA Global Funding
130,000 5.500%,  1/11/2031
a
135,876
RHP Hotel Properties, LP/RHP
Finance Corporation
60,000 4.750%,  10/15/2027 59,268
118,000 4.500%,  2/15/2029
a
114,175
RLJ Lodging Trust, LP
108,000 4.000%,  9/15/2029
a
99,417
Principal
Amount Long-Term Fixed Income  70.0% Value
Financials  8.3% - continued
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
$ 310,000 3.625%,  3/1/2029
a
$ 291,486
123,000 3.875%,  3/1/2031
a
113,251
172,000 4.000%,  10/15/2033
a
153,645
Ryan Specialty, LLC
62,000 4.375%,  2/1/2030
a
59,749
Santander Holdings USA, Inc.
144,000 2.490%,  1/6/2028
b
136,495
Santander UK Group Holdings plc
262,000 1.673%,  6/14/2027
b
249,217
Service Properties Trust
160,000 8.375%,  6/15/2029 159,820
195,000 8.625%,  11/15/2031
a
212,055
Simon Property Group, LP
264,000 2.650%,  7/15/2030 242,058
134,000 6.250%,  1/15/2034 148,154
SLM Corporation
150,000 4.200%,  10/29/2025 148,288
Societe Generale SA
188,000 2.625%,  10/16/2024
a
187,778
177,000 1.488%,  12/14/2026
a,b
169,536
310,000 8.500%,  3/25/2034
a,b,h
315,547
Standard Chartered plc
206,000 2.608%,  1/12/2028
a,b
196,593
200,000 5.688%,  5/14/2028
a,b
205,383
Starwood Property Trust, Inc.,
Convertible
326,000 6.750%,  7/15/2027 347,939
State Street Corporation
137,000 6.700%,  3/15/2029
b,h
141,930
144,000 4.421%,  5/13/2033
b
143,163
Sumitomo Life Insurance Company
420,000 3.375%,  4/15/2081
a,b
379,133
Sumitomo Mitsui Financial Group,
Inc.
206,000 2.174%,  1/14/2027 196,825
200,000 5.716%,  9/14/2028 210,012
196,000 2.142%,  9/23/2030 171,613
200,000 5.766%,  1/13/2033 215,051
Summit Hotel Properties, Inc.,
Convertible
310,000 1.500%,  2/15/2026 291,846
Synchrony Financial
104,000 5.935%,  8/2/2030
b,e
106,846
125,000 7.250%,  2/2/2033 129,862
Synovus Bank
135,000 5.625%,  2/15/2028 135,730
Toronto-Dominion Bank
160,000 8.125%,  10/31/2082
b
171,650
209,000 5.523%,  7/17/2028 218,638
144,000 4.456%,  6/8/2032 143,063
112,000 5.146%,  9/10/2034
b
113,069
Truist Bank
134,000 2.250%,  3/11/2030 118,207
Truist Financial Corporation
282,000 6.047%,  6/8/2027
b
289,372
132,000 1.887%,  6/7/2029
b
120,755
490,000 5.100%,  3/1/2030
b,h
481,314
263,000 5.153%,  8/5/2032
b
269,368
201,000 5.711%,  1/24/2035
b
211,751
U.S. Bancorp
214,000 4.548%,  7/22/2028
b
215,687

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  70.0% Value
Financials  8.3% - continued
$ 70,000 5.836%,  6/12/2034
b
$ 74,741
194,000 5.678%,  1/23/2035
b
205,640
UBS Group AG
400,000 4.875%,  2/12/2027
a,b,h
382,766
287,000 3.869%,  1/12/2029
a,b
280,816
200,000 5.699%,  2/8/2035
a,b
211,116
200,000 5.379%,  9/6/2045
a,b
204,602
UDR, Inc.
295,000 3.000%,  8/15/2031 268,883
UniCredit SPA
118,000 5.861%,  6/19/2032
a,b
118,737
United Wholesale Mortgage, LLC
325,000 5.500%,  4/15/2029
a
316,550
UnitedHealth Group, Inc.
408,000 5.375%,  4/15/2054 424,141
276,000 4.200%,  5/15/2032 273,831
USB Realty Corporation
194,000
6.710%,  (TSFR3M +
1.409%), 1/15/2027
a,b,h
150,012
Ventas Realty, LP, Convertible
275,000 3.750%,  6/1/2026 333,713
Vornado Realty, LP
90,000 3.400%,  6/1/2031 77,591
Wells Fargo & Company
430,000 3.900%,  3/15/2026
b,h
417,919
226,000 2.188%,  4/30/2026
b
222,320
145,000 3.526%,  3/24/2028
b
142,254
309,000 3.584%,  5/22/2028
b
303,008
214,000 4.808%,  7/25/2028
b
216,499
277,000 7.625%,  9/15/2028
b,e,h
301,662
308,000 4.478%,  4/4/2031
b
308,349
93,000 5.389%,  4/24/2034
b
96,459
187,000 5.557%,  7/25/2034
b
196,195
132,000 6.491%,  10/23/2034
b
147,506
552,000 5.499%,  1/23/2035
b
578,656
Welltower OP, LLC, Convertible
447,000 2.750%,  5/15/2028
a
616,005
Westpac Banking Corporation
196,000 4.110%,  7/24/2034
b
189,551
Willis North America, Inc.
136,000 5.900%,  3/5/2054 142,688
261,000 4.500%,  9/15/2028 260,873
XHR, LP
243,000 4.875%,  6/1/2029
a
232,913
Total 83,031,498
Foreign Government  <0.1%
NBN Company, Ltd.
235,000 2.625%,  5/5/2031
a
209,174
Saudi Arabian Oil Company
201,000 5.750%,  7/17/2054
a
203,517
Total 412,691
Mortgage-Backed Securities  22.0%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
697,980 2.000%,  1/1/2052 585,280
7,766,206 2.500%,  5/1/2051 6,784,728
5,526,031 3.500%,  5/1/2052 5,183,820
4,310,778 4.000%,  5/1/2052 4,175,500
5,909,420 5.000%,  7/1/2053 5,948,612
8,493,654 5.500%,  7/1/2053 8,658,216
Principal
Amount Long-Term Fixed Income  70.0% Value
Mortgage-Backed Securities  22.0% -
continued
$ 461,279 5.000%,  8/1/2053 $ 466,459
1,727,932 5.500%,  9/1/2053 1,775,191
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
3,984,045 2.500%,  7/1/2030 3,839,623
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
4,589,738 3.500%,  5/1/2040 4,467,590
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
9,931,588 3.000%,  1/1/2052 8,997,832
958,930 2.000%,  2/1/2051 804,282
1,493,283 2.000%,  2/1/2051 1,252,461
5,961,559 2.500%,  2/1/2051 5,178,128
4,417,329 2.500%,  2/1/2051 3,860,104
10,857,157 2.000%,  3/1/2051 8,992,656
5,860,712 4.000%,  3/1/2051 5,689,263
10,766,951 3.000%,  3/1/2052 9,691,327
8,706,560 2.000%,  4/1/2051 7,211,380
6,308,768 3.000%,  4/1/2051 5,715,081
6,640,581 3.000%,  5/1/2050 6,064,980
1,762,198 2.000%,  5/1/2051 1,470,058
3,786,253 3.000%,  5/1/2051 3,469,925
4,006,547 3.000%,  6/1/2050 3,685,074
1,706,542 4.000%,  6/1/2052 1,641,222
3,103,102 5.000%,  6/1/2053 3,129,590
8,772,953 2.500%,  7/1/2051 7,709,780
3,710,963 3.500%,  7/1/2051 3,501,800
4,731,178 4.000%,  7/1/2052 4,550,340
1,684,905 2.500%,  8/1/2050 1,485,409
7,347,342 3.500%,  8/1/2050 6,949,488
6,971,315 3.500%,  8/1/2052 6,500,589
3,953,088 4.500%,  8/1/2052 3,905,389
604,217 5.000%,  8/1/2053 609,377
5,024,635 3.500%,  9/1/2052 4,722,280
2,087,417 3.500%,  9/1/2052 1,962,390
516,129 5.000%,  9/1/2052 517,196
4,452,695 4.500%,  9/1/2053 4,385,684
1,219,625 4.500%,  9/1/2053 1,208,900
7,180,050 4.000%,  10/1/2052 6,925,973
1,716,995 2.000%,  11/1/2051 1,436,716
2,710,247 3.500%,  11/1/2052 2,552,053
7,127,605 2.000%,  12/1/2050 5,950,716
16,353,161 4.500%,  12/1/2052 16,229,659
100,000 5.500%,  10/1/2041
d
101,158
500,000 4.000%,  10/1/2048
d
480,142
3,450,000 4.500%,  10/1/2048
d
3,391,443
700,000 5.000%,  10/1/2048
d
699,535
2,200,000 3.500%,  10/1/2049
d
2,048,568
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
10,016,743 2.500%,  3/1/2062 8,345,842
3,414,889 3.500%,  7/1/2061 3,124,877
3,685,901 4.000%,  12/1/2061 3,513,131
Total 221,546,817
Technology  2.4%
Advanced Micro Devices, Inc.
145,000 3.924%,  6/1/2032 141,481

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  70.0% Value
Technology  2.4% - continued
Akamai Technologies, Inc.,
Convertible
$ 259,000 0.125%,  5/1/2025 $ 287,749
259,000 0.375%,  9/1/2027 267,029
276,000 1.125%,  2/15/2029 279,726
Analog Devices, Inc.
68,000 2.100%,  10/1/2031 59,215
Apple, Inc.
686,000 3.750%,  9/12/2047 591,075
Automatic Data Processing, Inc.
280,000 4.450%,  9/9/2034 280,648
Block, Inc.
413,000 6.500%,  5/15/2032
a
430,064
Block, Inc., Convertible
139,000 0.125%,  3/1/2025 135,872
387,000 0.250%,  11/1/2027 333,594
Boost Newco Borrower, LLC
303,000 7.500%,  1/15/2031
a
325,133
Broadcom, Inc.
146,000 4.000%,  4/15/2029
a
143,805
130,000 4.800%,  10/15/2034
d
129,892
Cadence Design Systems, Inc.
112,000 4.700%,  9/10/2034 112,698
Cisco Systems, Inc.
272,000 5.350%,  2/26/2064 288,842
Clarivate Science Holdings
Corporation
131,000 3.875%,  7/1/2028
a
125,717
Cloud Software Group, Inc.
646,000 6.500%,  3/31/2029
a
642,748
Consensus Cloud Solutions, Inc.
62,000 6.000%,  10/15/2026
a
61,830
CoreLogic, Inc.
74,000 4.500%,  5/1/2028
a
69,841
CSG Systems International, Inc.,
Convertible
404,000 3.875%,  9/15/2028 402,586
Dayforce, Inc., Convertible
432,000 0.250%,  3/15/2026
e
405,864
Dell International, LLC/EMC
Corporation
100,000 5.300%,  10/1/2029 104,157
Dell, Inc.
182,000 6.500%,  4/15/2038 200,006
Dye & Durham, Ltd.
186,000 8.625%,  4/15/2029
a
196,765
Euronet Worldwide, Inc.,
Convertible
219,000 0.750%,  3/15/2049 214,620
Fiserv, Inc.
266,000 5.350%,  3/15/2031 278,239
65,000 5.600%,  3/2/2033 68,837
266,000 5.450%,  3/15/2034 278,011
213,000 5.150%,  8/12/2034 218,406
Gen Digital, Inc.
10,000 6.750%,  9/30/2027
a
10,275
149,000 7.125%,  9/30/2030
a,e
156,346
Global Payments, Inc.
165,000 5.950%,  8/15/2052 170,313
82,000 2.650%,  2/15/2025 81,230
208,000 4.950%,  8/15/2027 211,423
131,000 3.200%,  8/15/2029 122,730
Principal
Amount Long-Term Fixed Income  70.0% Value
Technology  2.4% - continued
Global Payments, Inc., Convertible
$ 478,000 1.500%,  3/1/2031
a
$ 456,490
Hewlett Packard Enterprise
Company
187,000 4.850%,  10/15/2031 186,613
IBM International Capital Private,
Ltd.
213,000 5.300%,  2/5/2054 215,651
II-VI, Inc.
128,000 5.000%,  12/15/2029
a
125,154
InterDigital, Inc., Convertible
425,000 3.500%,  6/1/2027 786,917
Iron Mountain, Inc.
339,000 4.875%,  9/15/2027
a
336,447
150,000 4.875%,  9/15/2029
a
146,902
380,000 4.500%,  2/15/2031
a
360,467
Jabil, Inc.
133,000 5.450%,  2/1/2029 136,912
Marvell Technology, Inc.
132,000 2.950%,  4/15/2031 119,221
Mastercard, Inc.
146,000 2.000%,  11/18/2031 126,167
136,000 4.875%,  5/9/2034 140,685
Microchip Technology, Inc.
84,000 5.050%,  3/15/2029 86,263
Microchip Technology, Inc.,
Convertible
432,000 0.750%,  6/1/2030
a
428,328
Micron Technology, Inc.
156,000 5.300%,  1/15/2031 162,094
MKS Instruments, Inc., Convertible
760,000 1.250%,  6/1/2030
a
757,340
Moody's Corporation
140,000 4.250%,  8/8/2032 137,894
NCR Atleos Corporation
99,000 9.500%,  4/1/2029
a
108,986
NCR Voyix Corporation
177,000 5.000%,  10/1/2028
a
173,727
132,000 5.125%,  4/15/2029
a
129,167
Neptune Bidco US, Inc.
251,000 9.290%,  4/15/2029
a
245,867
Newfold Digital Holdings Group,
Inc.
74,000 11.750%,  10/15/2028
a
72,837
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
72,000 2.700%,  5/1/2025 71,007
131,000 4.300%,  6/18/2029 130,341
ON Semiconductor Corporation,
Convertible
338,000 Zero Coupon,  5/1/2027 495,170
288,000 0.500%,  3/1/2029 291,168
Open Text Corporation
380,000 3.875%,  12/1/2029
a
353,244
Open Text Holdings, Inc.
240,000 4.125%,  2/15/2030
a
225,278
Oracle Corporation
255,000 5.375%,  9/27/2054 254,844
482,000 6.900%,  11/9/2052 580,994
140,000 6.150%,  11/9/2029 151,451
327,000 2.950%,  4/1/2030 304,069
219,000 6.250%,  11/9/2032 242,325

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  70.0% Value
Technology  2.4% - continued
PayPal Holdings, Inc.
$ 272,000 5.500%,  6/1/2054 $ 286,250
Pitney Bowes, Inc.
62,000 6.875%,  3/15/2027
a,e
61,622
Progress Software Corporation,
Convertible
178,000 1.000%,  4/15/2026
e
220,275
84,000 3.500%,  3/1/2030
a,e
100,926
PTC, Inc.
106,000 4.000%,  2/15/2028
a
102,830
RingCentral, Inc.
261,000 8.500%,  8/15/2030
a
279,230
Rocket Software, Inc.
148,000 9.000%,  11/28/2028
a
154,451
S&P Global, Inc.
144,000 2.900%,  3/1/2032 130,965
Salesforce.com, Inc.
374,000 1.950%,  7/15/2031 324,706
Seagate HDD Cayman
221,480 9.625%,  12/1/2032 257,169
Semtech Corporation, Convertible
252,000 1.625%,  11/1/2027 356,328
Sensata Technologies, Inc.
69,000 3.750%,  2/15/2031
a
63,173
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
140,000 4.625%,  11/1/2026
a
138,557
SK Hynix, Inc.
200,000 5.500%,  1/16/2027
a
204,250
SS&C Technologies, Inc.
352,000 5.500%,  9/30/2027
a
351,848
Texas Instruments, Inc.
136,000 5.150%,  2/8/2054 139,734
UKG, Inc.
132,000 6.875%,  2/1/2031
a
136,396
Verint Systems, Inc., Convertible
177,000 0.250%,  4/15/2026 164,522
Verisk Analytics, Inc.
383,000 5.250%,  6/5/2034 395,597
Viavi Solutions, Inc.
306,000 3.750%,  10/1/2029
a
277,668
Viavi Solutions, Inc., Convertible
158,000 1.625%,  3/15/2026
e
156,420
Vishay Intertechnology, Inc.,
Convertible
574,000 2.250%,  9/15/2030
e
525,497
VMware, LLC
262,000 1.400%,  8/15/2026 248,215
370,000 4.700%,  5/15/2030 372,770
192,000 2.200%,  8/15/2031 164,917
Western Digital Corporation,
Convertible
601,000 3.000%,  11/15/2028
a
890,682
Xerox Holdings Corporation
30,000 5.000%,  8/15/2025
a
29,723
466,000 5.500%,  8/15/2028
a
397,871
Xerox Holdings Corporation,
Convertible
289,000 3.750%,  3/15/2030
a
227,010
Xilinx, Inc.
90,000 2.375%,  6/1/2030 81,719
Ziff Davis, Inc., Convertible
33,000 1.750%,  11/1/2026 30,463
Principal
Amount Long-Term Fixed Income  70.0% Value
Technology  2.4% - continued
$ 155,000 3.625%,  3/1/2028
a
$ 148,122
Total 23,786,693
Transportation  0.6%
Air Canada
237,000 3.875%,  8/15/2026
a
230,787
Air Transport Services Group, Inc.,
Convertible
311,000 3.875%,  8/15/2029 292,060
American Airlines Group, Inc.
104,000 3.750%,  3/1/2025
a
102,932
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
579,250 5.500%,  4/20/2026
a
577,598
119,560 5.750%,  4/20/2029
a
119,362
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
156,000 5.375%,  3/1/2029
a,e
145,813
Burlington Northern Santa Fe, LLC
136,000 5.500%,  3/15/2055 146,691
Canadian Pacific Railway
Company
267,000 1.750%,  12/2/2026 254,036
Delta Air Lines, Inc.
288,000 4.375%,  4/19/2028
e
285,172
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
124,014 4.500%,  10/20/2025
a
123,260
ERAC USA Finance, LLC
211,000 3.850%,  11/15/2024
a
210,597
277,000 5.200%,  10/30/2034
a
288,795
Hawaiian Brand Intellectual
Property, Ltd./HawaiianMiles
Loyalty, Ltd.
108,075 11.000%,  4/15/2029
a
108,507
JetBlue Airways Corporation,
Convertible
358,000 2.500%,  9/1/2029
a
450,006
Mileage Plus Holdings, LLC
218,900 6.500%,  6/20/2027
a
221,622
Norfolk Southern Corporation
195,000 4.450%,  3/1/2033 194,457
Penske Truck Leasing Company,
LP/PTL Finance Corporation
148,000 1.200%,  11/15/2025
a
142,495
137,000 5.750%,  5/24/2026
a
139,482
128,000 1.700%,  6/15/2026
a
122,143
Rand Parent, LLC
169,000 8.500%,  2/15/2030
a
172,353
RXO, Inc.
170,000 7.500%,  11/15/2027
a
175,323
Ryder System, Inc.
161,000 2.850%,  3/1/2027 155,675
Southwest Airlines Company
133,000 5.125%,  6/15/2027 135,452
Southwest Airlines Company,
Convertible
476,000 1.250%,  5/1/2025 479,536
Stena International SA
198,000 7.250%,  1/15/2031
a
208,065
United Airlines, Inc.
324,000 4.375%,  4/15/2026
a
318,799

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  70.0% Value
Transportation  0.6% - continued
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
$ 81,000 7.875%,  5/1/2027
a
$ 79,057
136,000 6.375%,  2/1/2030
a,e
116,842
Total 5,996,917
U.S. Government & Agencies  7.8%
U.S. Treasury Bonds
8,800,000 3.625%,  5/15/2053 8,008,344
7,900,000 4.750%,  11/15/2053 8,726,106
U.S. Treasury Notes
4,100,000 5.000%,  10/31/2025 4,145,164
15,300,000 4.250%,  12/31/2025 15,369,328
29,100,000 4.375%,  7/31/2026 29,450,109
11,400,000 4.125%,  7/31/2028 11,621,320
775,000 3.375%,  5/15/2033 753,476
Total 78,073,847
Utilities  2.5%
AEP Texas, Inc.
138,000 4.700%,  5/15/2032 138,491
AES Corporation
165,000 7.600%,  1/15/2055
b
173,587
254,000 3.950%,  7/15/2030
a
242,231
Algonquin Power & Utilities
Corporation
225,000 4.750%,  1/18/2082
b
210,235
Alliant Energy Corporation,
Convertible
190,000 3.875%,  3/15/2026 198,455
Ameren Corporation
161,000 1.750%,  3/15/2028 148,024
American Electric Power
Company, Inc.
248,000 6.950%,  12/15/2054
b
263,911
131,000 2.300%,  3/1/2030 117,709
66,000 5.625%,  3/1/2033 69,633
American Water Capital
Corporation
201,000 5.450%,  3/1/2054 211,111
American Water Capital
Corporation, Convertible
309,000 3.625%,  6/15/2026 316,416
Arizona Public Service Company
138,000 5.550%,  8/1/2033 143,874
Atmos Energy Corporation
129,000 5.000%,  12/15/2054
d
125,996
Calpine Corporation
298,000 4.500%,  2/15/2028
a
290,964
CenterPoint Energy, Inc.
144,000 7.000%,  2/15/2055
b,e
149,578
198,000 1.450%,  6/1/2026 188,806
197,000 2.650%,  6/1/2031 174,392
CenterPoint Energy, Inc.,
Convertible
267,000 4.250%,  8/15/2026 270,337
CMS Energy Corporation,
Convertible
239,000 3.375%,  5/1/2028 255,969
Consolidated Edison Company of
New York, Inc.
408,000 5.700%,  5/15/2054 441,863
Principal
Amount Long-Term Fixed Income  70.0% Value
Utilities  2.5% - continued
Constellation Energy Generation,
LLC
$ 204,000 5.750%,  3/15/2054 $ 215,836
133,000 5.800%,  3/1/2033 142,664
Dominion Energy, Inc.
217,000 6.875%,  2/1/2055
b
230,469
217,000 7.000%,  6/1/2054
b
236,926
270,000 4.350%,  1/15/2027
b,h
262,967
161,000 3.375%,  4/1/2030 152,592
DTE Energy Company
209,000 4.220%,  11/1/2024 208,814
140,000 4.875%,  6/1/2028 142,938
Duke Energy Carolinas, LLC
420,000 5.400%,  1/15/2054 436,953
Duke Energy Corporation
240,000 3.250%,  1/15/2082
b
221,404
187,000 5.800%,  6/15/2054 197,402
157,000 6.450%,  9/1/2054
b
163,013
343,000 2.450%,  6/1/2030 309,418
139,000 4.500%,  8/15/2032 137,447
125,000 5.750%,  9/15/2033 134,437
Duke Energy Corporation,
Convertible
481,000 4.125%,  4/15/2026 509,139
Duke Energy Ohio, Inc.
136,000 5.550%,  3/15/2054 142,195
Edison International
137,000 7.875%,  6/15/2054
b
143,908
185,000 4.950%,  4/15/2025 184,858
220,000 5.000%,  12/15/2026
b,h
214,960
259,000 5.450%,  6/15/2029 268,988
Enel Finance International NV
260,000 1.625%,  7/12/2026
a
247,408
226,000 5.125%,  6/26/2029
a
231,488
Entergy Corporation
130,000 1.900%,  6/15/2028 119,303
Evergy, Inc., Convertible
408,000 4.500%,  12/15/2027
a
449,208
Eversource Energy
293,000 4.600%,  7/1/2027 294,833
Exelon Corporation
540,000 5.600%,  3/15/2053 561,980
130,000 4.050%,  4/15/2030 128,014
Fells Point Funding Trust
266,000 3.046%,  1/31/2027
a
257,663
FirstEnergy Corporation,
Convertible
441,000 4.000%,  5/1/2026 461,507
Georgia Power Company
82,000 4.950%,  5/17/2033 84,295
ITC Holdings Corporation
140,000 4.950%,  9/22/2027
a
142,094
Jersey Central Power & Light
Company
280,000 2.750%,  3/1/2032
a
245,161
MidAmerican Energy Company
553,000 5.300%,  2/1/2055 571,586
National Rural Utilities Cooperative
Finance Corporation
137,000 4.850%,  2/7/2029 140,525
NextEra Energy Capital Holdings,
Inc.
210,000 3.800%,  3/15/2082
b
200,023
331,000 6.750%,  6/15/2054
b
357,179

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  70.0% Value
Utilities  2.5% - continued
$ 131,000 6.051%,  3/1/2025 $ 131,551
130,000 2.250%,  6/1/2030 116,196
NextEra Energy Capital Holdings,
Inc., Convertible
191,000 3.000%,  3/1/2027
a
249,542
NextEra Energy Operating
Partners, LP
452,000 3.875%,  10/15/2026
a
440,290
NextEra Energy Partners, LP,
Convertible
556,000 Zero Coupon,  11/15/2025
a,e
519,304
104,000 2.500%,  6/15/2026
a,e
97,756
NiSource, Inc.
81,000 6.375%,  3/31/2055
b
82,515
160,000 6.950%,  11/30/2054
b
165,286
130,000 2.950%,  9/1/2029 121,802
Northern States Power Company/
MN
136,000 5.400%,  3/15/2054 143,618
NRG Energy, Inc.
167,000 2.000%,  12/2/2025
a
161,128
189,000 10.250%,  3/15/2028
a,b,h
213,185
120,000 3.375%,  2/15/2029
a
111,862
185,000 5.250%,  6/15/2029
a
184,386
NRG Energy, Inc., Convertible
230,000 2.750%,  6/1/2048 509,795
Oncor Electric Delivery Company,
LLC
178,000 5.550%,  6/15/2054
a
189,403
Pacific Gas and Electric Company
136,000 6.750%,  1/15/2053 155,063
266,000 5.550%,  5/15/2029 276,303
270,000 6.950%,  3/15/2034 306,866
PG&E Corporation
79,000 7.375%,  3/15/2055
b
82,861
266,000 5.000%,  7/1/2028 263,676
PG&E Corporation, Convertible
809,000 4.250%,  12/1/2027
a
876,147
Pinnacle West Capital Corporation,
Convertible
141,000 4.750%,  6/15/2027
a
152,562
PPL Capital Funding, Inc.
197,000 5.250%,  9/1/2034 202,837
PPL Capital Funding, Inc.,
Convertible
299,000 2.875%,  3/15/2028 316,342
Public Service Enterprise Group,
Inc.
130,000 5.875%,  10/15/2028 137,108
131,000 1.600%,  8/15/2030 111,978
San Diego Gas & Electric
Company
136,000 5.550%,  4/15/2054 143,724
Sempra
160,000 6.400%,  10/1/2054
b
160,301
320,000 4.875%,  10/15/2025
b,h
316,565
Southern California Edison
Company
272,000 5.450%,  6/1/2031 287,803
71,000 5.950%,  11/1/2032 77,271
Southern Company
170,000 5.700%,  10/15/2032 182,179
300,000 4.850%,  3/15/2035 302,418
149,000 4.000%,  1/15/2051
b
146,895
Principal
Amount Long-Term Fixed Income  70.0% Value
Utilities  2.5% - continued
$ 432,000 3.750%,  9/15/2051
b
$ 418,107
Southern Company, Convertible
515,000 3.875%,  12/15/2025 572,680
245,000 4.500%,  6/15/2027
a
268,030
TerraForm Power Operating, LLC
480,000 5.000%,  1/31/2028
a
474,884
TXNM Energy, Inc., Convertible
153,000 5.750%,  6/1/2054
a
165,873
Virginia Electric and Power
Company
184,000 5.350%,  1/15/2054 188,155
Vistra Corporation
118,000 8.000%,  10/15/2026
a,b,h
123,609
295,000 7.000%,  12/15/2026
a,b,h
301,137
Vistra Operations Company, LLC
747,000 5.000%,  7/31/2027
a
743,350
WEC Energy Group, Inc.,
Convertible
275,000 4.375%,  6/1/2027
a
299,187
200,000 4.375%,  6/1/2029
a
221,300
Xcel Energy, Inc.
157,000 4.000%,  6/15/2028 155,065
213,000 4.600%,  6/1/2032 211,016
Total 25,360,088
Total Long-Term Fixed Income
(cost $703,067,917) 703,556,213
Shares Common Stock 14.7% Value
Communications Services  0.9%
5,424 Alphabet, Inc., Class A 899,570
16,749 Alphabet, Inc., Class C 2,800,265
5,259 Cogent Communications Holdings 399,263
14,064 Comcast Corporation 587,453
51 Electronic Arts, Inc. 7,315
205 Liberty Media Corporation-Liberty
Formula One Group
j
15,873
5,142 Meta Platforms, Inc. 2,943,487
581 Netflix, Inc.
j
412,086
10,966 QuinStreet, Inc.
j
209,780
42 Tripadvisor, Inc.
j
609
20,917 Verizon Communications, Inc. 939,382
21,474 Warner Brothers Discovery, Inc.
j
177,161
Total 9,392,244
Consumer Discretionary  1.5%
13,434 Amazon.com, Inc.
j
2,503,157
3,754 Aptiv plc
j
270,326
2,659 Best Buy Company, Inc. 274,675
111 Booking Holdings, Inc. 467,545
1,552 Boot Barn Holdings, Inc.
j
259,619
2,726 Brunswick Corporation 228,493
7,443 Champion Homes, Inc.
j
705,969
4,149 Chipotle Mexican Grill, Inc.
j
239,065
5,636 Columbia Sportswear Company 468,859
12,763 Cooper-Standard Holdings, Inc.
j
177,023
2,001 Crocs, Inc.
j
289,765
1,564 D.R. Horton, Inc. 298,364
1,512 Deckers Outdoor Corporation
j
241,088
1,290 DoorDash, Inc.
j
184,122
4,265 eBay, Inc. 277,694
2,003 Expedia Group, Inc.
j
296,484
2,561 Garmin, Ltd. 450,813
1,292 Grand Canyon Education, Inc.
j
183,270

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  14.7% Value
Consumer Discretionary  1.5% - continued
2,650 Hilton Worldwide Holdings, Inc. $ 610,825
2,330 Home Depot, Inc. 944,116
2,090 Lowe's Companies, Inc. 566,076
1,314 Lululemon Athletica, Inc.
j
356,554
1,281 McDonald's Corporation 390,077
93 NVR, Inc.
j
912,497
317 O'Reilly Automotive, Inc.
j
365,057
82 Ross Stores, Inc. 12,342
6,690 SharkNinja, Inc. 727,270
3,197 Sony Group Corporation ADR
e
308,734
12,024 Stoneridge, Inc.
j
134,549
3,760 Tesla, Inc.
j
983,729
1,663 Texas Roadhouse, Inc. 293,686
5,592 Wyndham Hotels & Resorts, Inc. 436,959
11,088 Yum China Holding, Inc. 499,182
Total 15,357,984
Consumer Staples  0.7%
4,848 Altria Group, Inc. 247,442
6,282 BJ's Wholesale Club Holdings,
Inc.
j
518,139
781 Casey's General Stores, Inc. 293,430
4,358 Coca-Cola Company 313,166
526 Colgate-Palmolive Company 54,604
122 Costco Wholesale Corporation 108,155
30,689 Coty, Inc.
j
288,170
1,600 e.l.f. Beauty, Inc.
j
174,448
1,763 J & J Snack Foods Corporation 303,448
2,424 J.M. Smucker Company 293,546
3,192 John B. Sanfilippo & Son, Inc. 301,038
19,932 Kenvue, Inc. 461,027
469 Keurig Dr Pepper, Inc. 17,578
4,240 Lamb Weston Holdings, Inc. 274,498
1,658 Lancaster Colony Corporation 292,753
10,493 Philip Morris International, Inc. 1,273,850
4,149 Pilgrim's Pride Corporation
j
191,061
1,675 Procter & Gamble Company 290,110
6,699 Sysco Corporation 522,924
3,887 Turning Point Brands, Inc. 167,724
4,919 Tyson Foods, Inc. 292,976
12,807 Walmart, Inc. 1,034,165
Total 7,714,252
Energy  0.7%
1,289 Archrock, Inc. 26,089
2,937 Baker Hughes Company 106,173
444 Civitas Resources, Inc. 22,498
5,487 ConocoPhillips 577,671
21,063 Devon Energy Corporation 823,985
18,839 Enterprise Products Partners, LP 548,403
3,210 EOG Resources, Inc. 394,605
10,767 Expand Energy Corporation 885,586
11,259 Exxon Mobil Corporation 1,319,780
17,188 Halliburton Company 499,311
1,906 Marathon Petroleum Corporation 310,506
3,210 Matador Resources Company 158,638
5,378 Noble Corporation plc
e
194,361
28,715 NOV, Inc. 458,579
1,804 Schlumberger NV 75,678
3,518 Shell plc ADR 232,012
7,291 TechnipFMC plc 191,243
441 Williams Companies, Inc. 20,132
Total 6,845,250
Shares Common Stock  14.7% Value
Financials  2.2%
1,543 Allstate Corporation $ 292,630
16,260 Ally Financial, Inc. 578,693
830 American Express Company 225,096
4,866 American International Group, Inc. 356,337
1,286 Ameriprise Financial, Inc. 604,176
5,897 Arch Capital Group, Ltd.
j
659,756
27,335 Bank of America Corporation 1,084,653
105 Bank of Marin Bancorp 2,109
6,129 Bank of N.T. Butterfield & Son, Ltd. 226,038
5,085 Bank of New York Mellon
Corporation 365,408
841 Bank OZK 36,155
1,072 Berkshire Hathaway, Inc.
j
493,399
14,264 Bridgewater Bancshares, Inc.
j
202,121
1,028 Brookline Bancorp, Inc. 10,372
1,937 Brown & Brown, Inc. 200,673
2,708 Capital One Financial Corporation 405,469
819 Cboe Global Markets, Inc. 167,789
602 Central Pacific Financial
Corporation 17,765
9,865 Charles Schwab Corporation 639,351
2,383 Chubb, Ltd. 687,233
837 Citigroup, Inc. 52,396
644 Community Trust Bancorp, Inc. 31,981
2,897 Discover Financial Services 406,420
1,150 Ellington Credit Company 8,027
202 Enterprise Financial Services
Corporation 10,355
18,701 F.N.B. Corporation 263,871
378 FactSet Research Systems, Inc. 173,823
110 Federal Agricultural Mortgage
Corporation 20,615
208 Financial Institutions, Inc. 5,298
117 First Citizens BancShares, Inc./NC 215,391
2,888 First Horizon Corporation 44,851
146 First Mid-Illinois Bancshares, Inc. 5,681
934 Fiserv, Inc.
j
167,793
426 Fulton Financial Corporation 7,723
7,092 Glacier Bancorp, Inc. 324,104
506 Great Southern Bancorp, Inc. 28,999
1,555 Hanmi Financial Corporation 28,923
67 Hartford Financial Services Group,
Inc. 7,880
496 Heritage Financial Corporation 10,798
536 Hometrust Bancshares, Inc. 18,267
477 Hope Bancorp, Inc. 5,991
2,284 Houlihan Lokey, Inc. 360,918
187 Independent Bank Corporation/MI 6,236
6,749 Intercontinental Exchange, Inc. 1,084,159
6,978 J.P. Morgan Chase & Company 1,471,381
21,691 KeyCorp 363,324
2,254 Kinsale Capital Group, Inc. 1,049,395
2,846 Marsh & McLennan Companies,
Inc. 634,914
849 Mastercard, Inc. 419,236
5,524 MetLife, Inc. 455,620
1,085 MidWestOne Financial Group, Inc. 30,955
292 Moody's Corporation 138,580
72 MSCI, Inc. 41,971
8,515 Nasdaq, Inc. 621,680
4,045 Northern Trust Corporation 364,171
1,946 OceanFirst Financial Corporation 36,176
585 OFG Bancorp 26,278
3,679 PayPal Holdings, Inc.
j
287,072
95 PNC Financial Services Group,
Inc. 17,561

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  14.7% Value
Financials  2.2% - continued
342 Popular, Inc. $ 34,292
1,605 Progressive Corporation 407,285
4,026 Prosperity Bancshares, Inc. 290,154
9,359 Radian Group, Inc. 324,664
3,149 RLI Corporation 488,032
443 S&P Global, Inc. 228,863
608 SEI Investments Company 42,068
3,070 Tradeweb Markets, Inc. 379,667
4,178 Triumph Financial, Inc.
j
332,318
175 Truist Financial Corporation 7,485
125 TrustCo Bank Corporation NY 4,134
294 U.S. Bancorp 13,445
2,390 Visa, Inc. 657,130
859 Webster Financial Corporation 40,038
20,850 Wells Fargo & Company 1,177,816
8,381 Western Alliance Bancorp 724,873
107 Willis Towers Watson plc 31,515
7,723 Zions Bancorp NA 364,680
Total 22,052,496
Health Care  1.7%
3,466 Abbott Laboratories 395,159
1,467 AbbVie, Inc. 289,703
3,664 Agilent Technologies, Inc. 544,031
960 Align Technology, Inc.
j
244,147
1,293 Amgen, Inc. 416,618
4,450 AMN Healthcare Services, Inc.
j
188,635
11,146 Avantor, Inc.
j
288,347
872 Biogen, Inc.
j
169,028
1,749 Boston Scientific Corporation
j
146,566
1,060 Charles River Laboratories
International, Inc.
j
208,788
475 Chemed Corporation 285,461
1,269 Cigna Group 439,632
1,769 Danaher Corporation 491,817
3,915 Edwards Lifesciences Corporation
j
258,351
1,451 Elevance Health, Inc. 754,520
1,274 Eli Lilly & Company 1,128,688
2,785 Encompass Health Corporation 269,142
7,844 Gilead Sciences, Inc. 657,641
4,342 Haemonetics Corporation
j
349,010
1,666 Humana, Inc. 527,689
751 IDEXX Laboratories, Inc.
j
379,420
762 Intuitive Surgical, Inc.
j
374,348
6,295 Johnson & Johnson 1,020,168
2,410 Labcorp Holdings, Inc. 538,587
4,531 Medtronic plc 407,926
9,603 Merck & Company, Inc. 1,090,517
205 Mettler-Toledo International, Inc.
j
307,438
507 Molina Healthcare, Inc.
j
174,692
21,896 Option Care Health, Inc.
j
685,345
1,350 Penumbra, Inc.
j
262,318
2,877 Pfizer, Inc. 83,260
1,983 Repligen Corporation
j
295,110
6,233 Sanofi SA ADR 359,208
1,811 Sarepta Therapeutics, Inc.
j
226,176
10,721 Stevanato Group SPA 214,420
818 Stryker Corporation 295,511
691 Thermo Fisher Scientific, Inc. 427,432
3,550 Twist Bioscience Corporation
j
160,389
56 United Therapeutics Corporation
j
20,068
337 UnitedHealth Group, Inc. 197,037
876 Vertex Pharmaceuticals, Inc.
j
407,410
17,903 Viemed Healthcare, Inc.
j
131,229
4,311 Zimmer Biomet Holdings, Inc. 465,372
Shares Common Stock  14.7% Value
Health Care  1.7% - continued
1,483 Zoetis, Inc. $ 289,749
Total 16,866,103
Industrials  2.2%
3,961 Advanced Drainage Systems, Inc. 622,511
1,324 AECOM 136,729
10,042 Air Lease Corporation 454,802
2,691 Amentum Holdings, Inc.
j
86,785
1,833 AMETEK, Inc. 314,744
351 Armstrong World Industries, Inc. 46,132
1,419 Automatic Data Processing, Inc. 392,680
875 Axon Enterprise, Inc.
j
349,650
1,596 AZEK Company, Inc.
j
74,693
15,502 Badger Infrastructure Solutions,
Ltd. 421,464
2,290 Barrett Business Services, Inc. 85,898
272 Brady Corporation 20,843
2,210 BWX Technologies, Inc. 240,227
1,338 Caterpillar, Inc. 523,319
38,226 CNH Industrial NV 424,309
25,636 CSX Corporation 885,211
5,698 Dayforce, Inc.
e,j
349,002
8,744 Delta Air Lines, Inc. 444,108
7,495 ExlService Holdings, Inc.
j
285,934
2,471 Expeditors International of
Washington, Inc. 324,689
15,035 Fastenal Company 1,073,800
1,947 Ferguson Enterprises, Inc. 386,616
9,097 Flowserve Corporation 470,224
7,438 Fluor Corporation
j
354,867
1,677 General Dynamics Corporation 506,789
251 Graco, Inc. 21,965
7,670 Helios Technologies, Inc. 365,859
2,417 Honeywell International, Inc. 499,618
9,744 Howmet Aerospace, Inc. 976,836
207 IES Holdings, Inc.
j
41,321
1,932 Ingersoll Rand, Inc. 189,645
2,691 Jacobs Solutions, Inc. 352,252
21,387 Janus International Group, Inc.
j
216,223
1,981 JB Hunt Transport Services, Inc. 341,386
6,676 Knight-Swift Transportation
Holdings, Inc. 360,170
2,875 Korn Ferry 216,315
1,968 L3Harris Technologies, Inc. 468,128
1,385 Landstar System, Inc. 261,585
954 Leidos Holdings, Inc. 155,502
1,461 Lincoln Electric Holdings, Inc. 280,541
2,129 Masco Corporation 178,708
17,327 Masterbrand, Inc.
j
321,243
2,666 Miller Industries, Inc. 162,626
1,623 Moog, Inc. 327,878
461 Northrop Grumman Corporation 243,440
1,865 Old Dominion Freight Line, Inc. 370,464
1,722 Owens Corning, Inc. 303,967
325 Parker-Hannifin Corporation 205,342
982 Pentair plc 96,030
1,631 Quanta Services, Inc. 486,283
5,232 Robert Half, Inc. 352,689
1,251 Rockwell Automation, Inc. 335,843
11,055 Schneider National, Inc. 315,510
678 Simpson Manufacturing Company,
Inc. 129,681
3,488 Tennant Company 334,988
9,529 Timken Company 803,199
1,292 Trane Technologies plc 502,239

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  14.7% Value
Industrials  2.2% - continued
5,454 Uber Technologies, Inc.
j
$ 409,923
190 Union Pacific Corporation 46,831
4,836 United Parcel Service, Inc. 659,340
1,041 United Rentals, Inc. 842,929
322 Verisk Analytics, Inc. 86,283
329 Waste Management, Inc. 68,300
4,601 WNS Holdings, Ltd.
j
242,519
Total 21,849,627
Information Technology  3.1%
648 Adobe, Inc.
j
335,522
3,187 Advanced Micro Devices, Inc.
j
522,923
4,382 Amphenol Corporation 285,531
20,122 Apple, Inc. 4,688,426
3,018 Applied Materials, Inc. 609,787
198 Arista Networks, Inc.
j
75,996
2,271 ASGN, Inc.
j
211,725
2,247 Autodesk, Inc.
j
619,004
5,268 Broadcom, Inc. 908,730
1,358 CDW Corporation 307,315
9,925 Ciena Corporation
j
611,281
17,834 Cisco Systems, Inc. 949,126
7,470 Cohu, Inc.
j
191,979
2,467 Datadog, Inc.
j
283,853
8,032 DocuSign, Inc.
j
498,707
2,576 Enphase Energy, Inc.
j
291,140
1,507 Fabrinet
j
356,315
3,059 Fortinet, Inc.
j
237,226
1,730 Guidewire Software, Inc.
j
316,486
792 Insight Enterprises, Inc.
j
170,589
4,840 International Business Machines
Corporation 1,070,027
7,330 JFrog, Ltd.
j
212,863
347 KLA Corporation 268,720
914 Littelfuse, Inc. 242,439
11,208 Microsoft Corporation 4,822,802
1,015 MongoDB, Inc.
j
274,405
761 Motorola Solutions, Inc. 342,168
516 NetApp, Inc. 63,731
36,686 NVIDIA Corporation 4,455,148
3,298 ON Semiconductor Corporation
j
239,468
1,036 Onto Innovation, Inc.
j
215,032
1,958 Plexus Corporation
j
267,678
2,928 Qorvo, Inc.
j
302,462
7,485 QUALCOMM, Inc. 1,272,824
54 RingCentral, Inc.
j
1,708
2,547 Salesforce, Inc. 697,139
13,381 Samsung Electronics Company,
Ltd. 625,412
677 Semtech Corporation
j
30,912
1,021 ServiceNow, Inc.
j
913,172
2,454 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 426,186
1,606 TD SYNNEX Corporation 192,849
11,070 Trimble, Inc.
j
687,336
23,389 TTM Technologies, Inc.
j
426,849
672 Universal Display Corporation 141,053
9,029 Varonis Systems, Inc.
j
510,139
648 VeriSign, Inc.
j
123,094
Total 31,297,277
Materials  0.6%
2,063 Albemarle Corporation
e
195,387
5,449 Alcoa Corporation 210,222
Shares Common Stock  14.7% Value
Materials  0.6% - continued
3,718 Ball Corporation $ 252,489
2,081 Celanese Corporation 282,933
5,847 CF Industries Holdings, Inc. 501,673
4,872 Corteva, Inc. 286,425
12 Eagle Materials, Inc. 3,452
4,045 Eastman Chemical Company 452,838
2,437 Ecolab, Inc. 622,239
2,891 Greif, Inc. 181,150
5,648 Ingevity Corporation
j
220,272
19,641 Ivanhoe Mines, Ltd.
j
292,193
206 Linde plc 98,233
4,222 Nucor Corporation 634,735
5,010 Steel Dynamics, Inc. 631,661
17,400 Tronox Holdings plc 254,562
2,561 United States Lime & Minerals, Inc. 250,107
784 United States Steel Corporation 27,699
4,339 West Fraser Timber Company, Ltd. 422,445
Total 5,820,715
Real Estate  0.5%
4,361 Agree Realty Corporation 328,514
1,924 Alexandria Real Estate Equities,
Inc. 228,475
1,754 AvalonBay Communities, Inc. 395,089
2,273 CBRE Group, Inc.
j
282,943
4,347 Crown Castle, Inc. 515,685
24,682 Cushman and Wakefield plc
j
336,416
870 EastGroup Properties, Inc. 162,533
291 Equinix, Inc. 258,300
12,729 Essential Properties Realty Trust,
Inc. 434,695
1,456 Extra Space Storage, Inc. 262,357
19,599 Healthcare Realty Trust, Inc. 355,722
619 Kite Realty Group Trust 16,441
10,989 National Storage Affiliates Trust 529,670
817 Sabra Health Care REIT, Inc. 15,204
2,857 SBA Communications Corporation 687,680
1,002 STAG Industrial, Inc. 39,168
6,728 Terreno Realty Corporation 449,632
Total 5,298,524
Utilities  0.6%
7,430 Alliant Energy Corporation 450,927
772 American Water Works Company,
Inc. 112,897
401 California Water Service Group 21,742
12,910 CenterPoint Energy, Inc. 379,812
927 Clearway Energy, Inc., Class C 28,441
1,942 Constellation Energy Corporation 504,959
5,222 Duke Energy Corporation 602,097
4,941 Entergy Corporation 650,285
229 Evergy, Inc. 14,200
1,773 NextEra Energy Partners, LP 48,970
14,151 NiSource, Inc. 490,332
1,842 Northwestern Energy Group, Inc. 105,399
3,812 Portland General Electric
Company 182,595
5,830 Public Service Enterprise Group,
Inc. 520,094
2,533 Spire, Inc. 170,446
10,395 UGI Corporation 260,083
6,143 Vistra Energy Corporation 728,191

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  14.7% Value
Utilities  0.6% - continued
6,819 Xcel Energy, Inc. $ 445,281
Total 5,716,751
Total Common Stock
(cost $100,344,841) 148,211,223
Shares
Registered Investment
Companies   10.4% Value
U.S. Affiliated   9.3%
9,572,321 Thrivent Core Emerging Markets
Debt Fund 80,216,053
1,171,355 Thrivent Core International Equity
Fund 13,330,019
Total 93,546,072
U.S. Unaffiliated   1.1%
14,380 abrdn Asia-Pacific Income Fund,
Inc. 250,212
43,059 abrdn Income Credit Strategies
Fund 285,051
8,022 abrdn Total Dynamic Dividend
Fund 73,000
27,364 AllianceBernstein Global High
Income Fund, Inc. 310,308
40,240 Allspring Income Opportunities
Fund 286,911
4,938 BlackRock Capital Allocation Term
Trust 81,230
6,445 BlackRock Core Bond Trust 77,598
27,083 BlackRock Corporate High Yield
Fund, Inc. 272,455
32,388 BlackRock Credit Allocation
Income Trust 365,337
2,772 BlackRock Debt Strategies Fund,
Inc. 30,575
5,624 BlackRock Enhanced Equity
Dividend Trust 48,647
27,627 BlackRock Enhanced Global
Dividend Trust 311,080
15,182 BlackRock Enhanced International
Dividend Trust 88,056
1,025 BlackRock Floating Rate Income
Strategies Fund, Inc. 13,530
9,168 BlackRock Income Trust, Inc. 113,958
12,350 BlackRock Multi-Sector Income
Trust 187,720
23,695 Blackstone Strategic Credit 2027
Term Fund
e
291,922
22,616 Cornerstone Strategic Value Fund,
Inc. 173,691
30,520 Eaton Vance Limited Duration
Income Fund 320,765
12,368 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 107,849
1,297 Invesco Dynamic Credit
Opportunities Fund
g
13,501
13,731 iShares iBoxx $ Investment Grade
Corporate Bond ETF
e
1,551,328
35,000 iShares Preferred and Income
Securities ETF
e
1,163,050
50,149 Nuveen Credit Strategies Income
Fund 290,363
22,105 Nuveen Preferred Income
Opportunities Fund 178,387
26,839 PGIM Global High Yield Fund, Inc. 343,003
Shares
Registered Investment
Companies  10.4% Value
U.S. Unaffiliated   1.1%  - continued
26,351 PGIM High Yield Bond Fund, Inc. $ 367,333
8,874 Pimco Dynamic Income Fund
e
179,876
16,611 PIMCO High Income Fund 83,055
12,044 PIMCO Income Strategy Fund II 91,775
1,942 SPDR S&P Biotech ETF
e
191,870
2,645 Tri-Continental Corporation 87,391
16,155 Vanguard Intermediate-Term
Corporate Bond ETF
e
1,352,981
10,731 Vanguard Short-Term Corporate
Bond ETF 852,256
21,634 Virtus Convertible & Income Fund
e
75,719
19,867 Virtus Dividend, Interest &
Premium Strategy Fund 259,066
4,526 Virtus Equity & Convertible Income
Fund 104,143
44,226 Voya Global Equity Dividend &
Premium Opportunity Fund 249,435
5,193 Western Asset Diversified Income
Fund 81,426
67,749 Western Asset High Income
Opportunity Fund, Inc. 274,384
Total 11,480,237
Total Registered Investment
Companies (cost $112,162,043) 105,026,309
Shares
Collateral Held for Securities
Loaned 1.7% Value
17,543,401 Thrivent Cash Management Trust 17,543,401
Total Collateral Held for
Securities Loaned
(cost $17,543,401) 17,543,401
Shares Preferred Stock 1.3% Value
Basic Materials  0.1%
10,883 Albemarle Corporation,
Convertible, 7.250% 489,735
Total 489,735
Communications Services  0.1%
35,275 AT&T, Inc., 4.750%
h
741,128
15,250 Telephone and Data Systems, Inc.,
6.000%
h
295,697
Total 1,036,825
Financials  1.0%
10,000 AEGON Funding Company, LLC,
5.100% 222,500
20,000 Allstate Corporation, 5.100%
h
491,800
7,068 Apollo Global Management, Inc.,
Convertible, 6.750% 480,553
28,275 Bank of America Corporation,
4.250%
h
578,224
16,050 Bank of America Corporation,
4.375%
h
337,692
8,025 Bank of America Corporation,
4.750%
h
183,050
16,050 Bank of America Corporation,
5.000%
h
375,731
639 Bank of America Corporation,
Convertible, 7.250%
h
813,454
19,925 Capital One Financial Corporation,
5.000%
h
427,391

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Preferred Stock  1.3% Value
Financials  1.0% - continued
2,750 Citizens Financial Group, Inc.,
7.375%
h
$ 74,305
9,000 Equitable Holdings, Inc., 5.250%
h
208,530
23,000 J.P. Morgan Chase & Company,
4.200%
h
486,450
16,050 J.P. Morgan Chase & Company,
4.625%
h
367,545
16,250 J.P. Morgan Chase & Company,
4.750%
e,h
384,638
15,950 KeyCorp, 6.200%
b,h
390,775
13,050 Morgan Stanley, 4.250%
h
270,135
10,400 Morgan Stanley, 5.850%
b,e,h
259,064
13,084 Morgan Stanley, 7.125%
b,e,h
331,025
14,525 Public Storage, 4.125%
h
294,422
5,025 Public Storage, 4.625%
h
110,148
1,275 Public Storage, 4.700%
h
28,649
3,900 Regions Financial Corporation,
5.700%
b,e,h
95,199
3,500 Synovus Financial Corporation,
8.397%
b,h
92,155
13,100 U.S. Bancorp, 4.000%
h
258,725
21,000 Wells Fargo & Company, 4.250%
h
425,670
16,050 Wells Fargo & Company, 4.375%
h
333,198
11,800 Wells Fargo & Company, 4.750%
h
255,942
761 Wells Fargo & Company,
Convertible, 7.500%
h
975,754
Total 9,552,724
Technology  <0.1%
6,722 Hewlett Packard Enterprise
Company, Convertible, 7.625%
j
406,748
Total 406,748
Utilities  0.1%
23,000 CMS Energy Corporation, 4.200%
h
455,170
13,150 NextEra Energy, Inc., Convertible,
6.926%
e
620,943
974 NextEra Energy, Inc., Convertible,
7.299% 54,252
13,600 Southern Company, 4.950% 322,864
Total 1,453,229
Total Preferred Stock
(cost $13,560,882) 12,939,261
Shares or
Principal
Amount Short-Term Investments 4.0% Value
Federal Home Loan Bank Discount
Notes
500,000 5.180%, 10/4/2024
k,l
499,742
1,100,000 5.170%, 10/9/2024
k,l
1,098,721
1,000,000 4.855%, 10/16/2024
k,l
997,933
100,000 5.195%, 10/18/2024
k,l
99,767
1,200,000 4.910%, 11/8/2024
k,l
1,194,124
500,000 5.085%, 11/13/2024
k,l
497,238
500,000 4.694%, 11/22/2024
k,l
496,673
Thrivent Core Short-Term Reserve
Fund
3,431,789 5.250% 34,317,893
Shares or
Principal
Amount Short-Term Investments  4.0% Value
U.S. Treasury Bills
400,000 5.106%, 10/24/2024
k,m
$ 398,793
200,000 4.790%, 11/21/2024
k,m
198,689
Total Short-Term Investments
(cost $39,798,198) 39,799,573
Total Investments (cost
$986,477,282) 102.1% $1,027,075,980
Other Assets and Liabilities, Net
(2.1%) (21,558,660)
Total Net Assets 100.0% $1,005,517,320
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 30,
2024, the value of these investments was $217,972,172 or
21.7% of total net assets.
b Denotes variable rate securities. The rate shown is as of
September 30, 2024. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
September 30, 2024.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e All or a portion of the security is on loan.
f Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
g Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
h Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
i Defaulted security.  Interest is not being accrued.
j Non-income producing security.
k The interest rate shown reflects the yield.
l All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
m All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the Fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Diversified Income Plus Fund as of September 30, 2024
was $1,250,009 or 0.12% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of September 30, 2024.

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Security
Acquisition
Date Cost
Credit Suisse Group AG  5/17/2021 $ 144,113
Credit Suisse Group AG  12/4/2013 150,000
Pretium Mortgage Credit
Partners, LLC, 6/27/2060 6/16/2021 1,260,665
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Diversified Income Plus
Fund as of September 30, 2024:
Securities Lending Transactions
Long-Term Fixed Income $ 10,727,795
Common Stock 6,299,844
Total lending $17,027,639
Gross amount payable upon return of
collateral for securities loaned $17,543,401
Net amounts due to counterparty $515,762
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
CMT 1Y - Constant Maturity Treasury Yield 1 Year
H15T 5Y - U. S. Treasury Yield Curve Rate Treasury Note
Constant Maturity 5 Year
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2024, in valuing Diversified Income Plus Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 61,560,276 – 61,560,276 –
Basic Materials 9,278,272 – 9,278,272 –
Capital Goods 17,722,245 – 17,722,245 –
Collateralized Mortgage Obligations 56,226,185 – 55,376,185 850,000
Commercial Mortgage-Backed Securities 6,964,624 – 6,964,624 –
Communications Services 23,318,348 – 23,318,348 –
Consumer Cyclical 31,309,467 – 31,309,467 –
Consumer Non-Cyclical 31,609,507 – 31,609,507 –
Energy 27,358,738 – 27,358,738 –
Financials 83,031,498 – 83,031,498 –
Foreign Government 412,691 – 412,691 –
Mortgage-Backed Securities 221,546,817 – 221,546,817 –
Technology 23,786,693 – 23,786,693 –
Transportation 5,996,917 – 5,996,917 –
U.S. Government & Agencies 78,073,847 – 78,073,847 –
Utilities 25,360,088 – 25,360,088 –
Common Stock
Communications Services 9,392,244 9,392,244 – –
Consumer Discretionary 15,357,984 15,357,984 – –
Consumer Staples 7,714,252 7,714,252 – –
Energy 6,845,250 6,845,250 – –
Financials 22,052,496 22,052,496 – –
Health Care 16,866,103 16,866,103 – –
Industrials 21,849,627 21,428,163 421,464 –
Information Technology 31,297,277 30,671,865 625,412 –
Materials 5,820,715 5,528,522 292,193 –
Real Estate 5,298,524 5,298,524 – –
Utilities 5,716,751 5,716,751 – –
Preferred Stock
Basic Materials 489,735 489,735 – –
Communications Services 1,036,825 1,036,825 – –
Financials 9,552,724 9,552,724 – –
Technology 406,748 406,748 – –
Utilities 1,453,229 778,034 675,195 –
Registered Investment Companies
U.S. Unaffiliated 11,480,237 11,466,736 – 13,501
Short-Term Investments 5,481,680 – 5,481,680 –
Subtotal Investments in Securities $881,668,614 $170,602,956 $710,202,157 $863,501
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 93,546,072
Affiliated Short-Term Investments 34,317,893
Collateral Held for Securities Loaned 17,543,401
Subtotal Other Investments $145,407,366
Total Investments at Value $1,027,075,980
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table is a summary of the inputs used, as of September 30, 2024, in valuing Diversified Income Plus Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 2,063,344 2,063,344 – –
Total Asset Derivatives $2,063,344 $2,063,344 $– $–
Liability Derivatives
Futures Contracts 1,776,599 1,321,627 454,972 –
Total Rate of Return Swaps 9,068 – 9,068 –
Credit Default Swaps 173,218 – 173,218 –
Total Liability Derivatives $1,958,885 $1,321,627 $637,258 $–
The following table presents Diversified Income Plus Fund's futures contracts held as of September 30, 2024. Investments and/or cash totaling
$4,884,198 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 52 December 2024 $ 10,805,980 $ 22,614
CME E-mini S&P 500 Index 211 December 2024 59,748,348 1,591,989
ICE mini MSCI EAFE Index 91 December 2024 11,052,001 267,489
ICE US mini MSCI Emerging Markets Index 30 December 2024 1,645,876 113,174
Total Futures Long Contracts $ 83,252,205 $ 1,995,266
CME E-mini Russell 2000 Index (209) December 2024 ( $ 22,503,165) ( $ 1,000,974)
CME E-mini S&P Mid-Cap 400 Index (19) December 2024 (5,766,856) (215,484)
CME Euro Foreign Exchange Currency (92) December 2024 (12,736,306) (105,169)
Eurex Euro STOXX 50 Index (231) December 2024 (12,507,359) (454,972)
Ultra 10-Yr. U.S. Treasury Note (45) December 2024 (5,391,438) 68,078
Total Futures Short Contracts ( $ 58,905,124) ($1,708,521)
Total Futures Contracts $ 24,347,081 $286,745

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
EFFR
-
Effective Federal Funds Rate
S&P
-
Standard & Poor's
The following table presents Diversified Income Plus Fund's credit default swap contracts held as of September 30, 2024. Investments totaling
$597,482 were pledged as collateral under the agreement between the counterparty, the custodian and the Fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 42, 5 Year, at 5.00%, Quarterly Buy 6/20/2029 $ 11,735,000 $ – ( $ 173,218) ( $ 173,218)
Total Credit Default Swaps $– ($173,218) ($173,218)
1 As the buyer of protection, Diversified Income Plus Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Diversified Income Plus Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Diversified Income Plus Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table presents Diversified Income Plus Fund's total rate of return swap contracts held as of September 30, 2024.
Total Rate of
Return Swaps
Reference Entity Fund Pays
Fund
Receives
Counter-
party
Termination
Date
Notional
Principal
Amount Value
Upfront
Payments/
(Receipts)
Unrealized
Gain/(Loss)
S&P MidCap 400 Total
Return Index Swap
Total Return EFFR 1 day
+ 45bps
Goldman
Sachs &
Co. LLC
8/6/2025 $ 98,942 ( $ 9,068) $ – ( $ 9,068)
Total Rate of Return Swaps ( $ 9,068) $ – ($9,068)

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Diversified Income Plus
Fund, is as follows:
Fund
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
9/30/2024
Shares Held at
9/30/2024
% of Net
Assets
9/30/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $79,693 $3,454 $6,700 $80,216 9,572 8.0%
Core International Equity 11,854 – – 13,330 1,171 1.3
Total U.S. Affiliated Registered Investment
Companies 91,547 93,546 9.3
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.250% 42,446 299,632 307,760 34,318 3,432 3.4
Total Affiliated Short-Term Investments 42,446 34,318 3.4
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   25,760 183,434 191,651 17,543 17,543 1.7
Total Collateral Held for Securities Loaned 25,760 17,543 1.7
Total Value $159,753 $145,407
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
1/1/2024
- 9/30/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($1,536) $5,305 $– $3,454
Core International Equity – 1,476 – –
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.250% 0 (0) – 1,417
Total Income/Non Cash Income from Affiliated Investments $4,871
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 98
Total Affiliated Income from Securities Loaned, Net $98
Total ($1,536) $6,781 $–

Notes to Schedule of Investments
as of September 30, 2024
(unaudited)

SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— The Fund records its investments at
fair value using market quotations when they are readily available pursuant to Rule 2a-5.  The Fund's investments are recorded at fair value determined in good faith when market quotations are not readily available.  Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system.  Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time.  Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are
valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the primary exchange settle price. Exchange
cleared swap agreements are valued at the clearinghouse end
of day price.  Swap agreements not cleared on exchanges will be valued at the mid-price from the primary approved pricing service.
Forward foreign currency exchange contracts are marked-to-
market based upon foreign currency exchange rates provided
by the pricing service.  Investments in open-ended mutual funds are valued at the net asset value at the close of each business day.
The Board has chosen the Fund's investment Adviser as the
valuation designee, responsible for daily valuation of the Fund's securities. The Adviser has formed a Valuation Committee (the
“Committee”) that is responsible for overseeing the Fund's
valuation policies in accordance with Valuation Policies and
Procedures.  The Committee meets on a monthly and on an as-
needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing,
international fair valuation, and other securities requiring fair valuation.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that
could have a material impact on the value of any securities that are held by the Fund. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with U.S. Generally Accepted Accounting
Principles (“GAAP”), the various inputs used to determine the fair value of the Fund's investments are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities; typically included in this level are U.S. equity securities, futures, options and registered investment company funds. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk; typically included in this level are fixed income securities, international securities, swaps and forward contracts.  Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in
determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.  Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Fund values certain
foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service.  The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities
(including ADRs, New York registered shares, and ETFs), and
futures, as applicable, to determine price adjustments for each security in order to reflect the effects of post-closing events.
The Board has authorized the Adviser to make fair valuation
determinations pursuant to policies approved by the Board.
Foreign Currency Translation
— The accounting records of the
Fund are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.
Foreign currency amounts related to the purchase or sale
of securities and income and expenses are translated at the
exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency
contracts, disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Fund does not separately report the effect of changes in foreign exchange rates from changes in prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.
For federal income tax purposes, the Fund treats the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.
Derivative Financial Instruments
— The Fund may invest in
derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments.

Notes to Schedule of Investments
as of September 30, 2024
(unaudited)

Derivatives are financial instruments whose value is derived from another security, an index or a currency. The Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. The Fund may also use derivatives for replication of a certain asset class or speculation
(investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter ("OTC").
A derivative may incur a loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative contract.
A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Fund because the exchange’s
clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate
customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. Using derivatives to hedge can guard against potential risks, but it also adds to the
Fund's expenses and can eliminate some opportunities for gains.
In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
In order to define their contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association,
Inc. Master Agreement (“ISDA Master Agreement”) or similar
agreement with derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/
or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivatives' payables and/or receivables with collateral held and/or posted and create one single net payment. The
provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of
derivative. Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared
derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the minimum requirements in certain situations. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such
agreement and comparing that amount to the value of any
collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the
Schedule of Investments. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty
risk by only entering into agreements with counterparties that it believes has the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Options
— The Fund may buy put and call options and write put
and covered call options. The Fund intends to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Fund may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.
Option contracts are valued daily and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.
Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a
Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default.
Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a
Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when a Fund has purchased an option, exercises that option, and the counterparty doesn’t buy from the Fund or sell to the Fund the underlying asset as required.
In the case where a Fund has written an option, the Fund doesn’t have counterparty risk. Counterparty risk on purchased over-
the-counter options is partially mitigated by the Fund’s collateral

Notes to Schedule of Investments
as of September 30, 2024
(unaudited)

posting requirements. As the option increases in value to the
Fund, the Fund receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.
During the nine months ended September 30, 2024, the Fund
did not engage in this investment type.
Futures Contracts
— The Fund may use futures contracts to
manage the exposure to interest rate and market or currency
fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker.
Additional securities held by the Fund may be earmarked to cover open futures contracts. A futures contract’s daily change in value
(“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.
During the nine months ended September 30, 2024, Diversified
Income Plus used treasury futures to manage the duration and yield curve exposure of the respective Fund versus its benchmark.
During the nine months ended September 30, 2024, Diversified
Income Plus used equity futures to manage exposure to the
equities market.
During the nine months ended September 30, 2024, Diversified
Income Plus used foreign exchange futures to hedge the currency risk.
Swap Agreements
— The Fund may enter into swap transactions,
which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and
Liabilities. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements
are valued at the clearinghouse end of day prices as furnished by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Fund accrues for the periodic payment and amortizes upfront payments, if any, on swap
agreements on a daily basis with the net amount recorded as
realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or a third party, in connection with these agreements.
Certain swap agreements are over-the-counter. In these types of transactions, the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements.
As the swap increases in value to the Fund, the Fund receives collateral from the counterparty. Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.
Credit Default Swaps
— A credit default swap ("CDS") is a swap
agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a
CDS transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a CDS contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a CDS is said to buy protection whereas a seller of a CDS is said to sell protection. The
Fund may be either the protection seller or the protection buyer.
Certain Funds enter into credit default derivative contracts directly through CDSs or through credit default swap indices ("CDX
Indices"). CDX Indices are static pools of equally weighted CDSs referencing corporate bonds and/or loans designed to increase or decrease diversified credit exposure to these asset classes.
Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract, the maximum potential amount of future payments would be the notional amount.

Notes to Schedule of Investments
as of September 30, 2024
(unaudited)

Funds buy default protection in order to reduce their overall credit exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. If a default event as specified in the CDS reference entity agreement occurs, the Fund has the option to receive a cash payment in exchange for the credit loss of the reference entity obligation as of the date of the credit event. A realized gain or loss is recorded upon a default event or the maturity or termination of the CDS agreement.
For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which could include a reduction in interest or principal, maturity extension and subordination to other obligations.
During the nine months ended September 30, 2024, Diversified
Income Plus used CDX Indexes (comprised of CDSs) to help
manage credit risk exposures within the Fund.
Total Rate of Return Swaps
— A total rate of return swap is
a swap agreement between two parties to exchange the total
return of a particular reference asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities, or index underlying the transactions exceeds or fall short of the offsetting interest obligation, the Funds will receive a payment from or make a payment to the counterparty.
The Funds may take a "long" or "short" position with respect to the underlying referenced asset.
During the nine months ended September 30, 2024, Diversified
Income Plus used total rate of return swaps to achieve exposure to asset classes where liquid futures contracts do not exist or where pricing of the swap contract is more attractive than the futures contract.
For financial reporting purposes, the Fund does not offset
derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Securities Lending
— The Trust has entered into a Securities
Lending Agreement (the “Agreement”) with Goldman Sachs
Bank USA doing business as Goldman Sachs Agency
Lending ("GSAL"). The Agreement authorizes GSAL to lend
securities to authorized borrowers on behalf of the Fund.
Pursuant to the Agreement, loaned securities are typically initially collateralized equal to at least 102% of the market value of U.S.
securities and 105% of the market value of non-U.S. securities.
Daily market fluctuations could cause the value of loaned
securities to be more or less than the value of the collateral received.  Any additional collateral is adjusted and settled on the next business day.  The Trust has the ability to recall the loans at any time and could do so in order to vote proxies or sell the loaned securities.  All cash collateral received is invested in
Thrivent Cash Management Trust. The Fund receives dividends
and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Amounts earned on investments in Thrivent Cash
Management Trust, net of rebates, fees paid to GSAL for services provided and any other securities lending expenses, are included in affiliated income from securities loaned, net on the Statement of
Operations.  By investing any cash collateral it receives in these transactions, the Fund could realize additional gains or losses. If the borrower fails to return the securities or the invested collateral has declined in value, the Fund could lose money.  Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred.  However, in the event the
Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss.  Some of these losses may be indemnified by the lending agent.
Additional information for the Fund’s policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Fund’s most recent annual or semiannual shareholder report.